UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3178
                                   ------------


                          RIVERSOURCE BOND SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474
--------------------------------------------------------------------------------
               (Address of principal executive offices)             (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    4/30
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                           RIVERSOURCE CORE BOND FUND

                                AT APRIL 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Core Bond Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Bonds (100.2%)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

SOVEREIGN (1.1%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07             6.00%               1,551,000(c)           $1,994,214
United Mexican States
   09-27-34             6.75                  270,000(c)              274,320
Total                                                               2,268,534

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (30.5%)
Federal Farm Credit Bank
   10-10-08             4.25                  660,000                 646,972
Federal Home Loan Bank
   01-18-08             4.63                2,960,000               2,936,290
   02-08-08             4.63                3,500,000               3,468,472
Federal Home Loan Mtge Corp
   09-15-06             3.63                1,725,000               1,715,180
   08-17-07             4.00                2,415,000               2,379,855
   06-15-08             3.88                3,305,000               3,222,772
   10-15-08             5.13                1,660,000               1,658,707
   12-19-08             4.63                1,100,000               1,086,547
   03-15-09             5.75                  470,000                 477,283
   07-12-10             4.13                5,521,000               5,290,918
Federal Natl Mtge Assn
   05-15-07             3.88                  700,000                 690,970
   01-15-08             4.63                3,790,000               3,754,278
   10-15-08             4.50                1,635,000               1,610,789
   02-15-09             3.25                1,365,000               1,298,010
U.S. Treasury
   11-30-06             2.88                  925,000                 914,016
   06-30-07             3.63                3,025,000               2,980,569
   11-30-07             4.25                    5,000                   4,951
   10-15-08             3.13                  195,000                 187,177
   03-31-11             4.75                1,975,000               1,959,415
   02-15-16             4.50                9,985,000               9,549,714
   08-15-23             6.25                7,103,000(j)            7,849,923
   02-15-26             6.00                9,323,000              10,098,701
   02-15-31             5.38                  115,000                 116,725
Total                                                              63,898,234


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

ASSET-BACKED (1.7%)
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08             2.76%                $150,000(d,e)           $147,130
AmeriCredit Automobile Receivables Trust
  Series 2005-DA Cl A3
   12-06-10             4.87                  150,000                 148,758
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-11             4.29                  350,000(d,e)            334,836
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10             2.84                  200,000                 194,267
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09             4.08                  300,000                 294,396
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10             4.35                  150,000                 147,154
College Loan Corporation Trust
  Interest Only
  Series 2006-1 Cl AIO
   07-25-08             5.62                1,025,000(g)              215,339
Countrywide Asset-Backed Ctfs
  Series 2005-10 Cl AF6
   02-25-36             4.92                   95,000                  90,373
Countrywide Asset-Backed Ctfs
  Series 2006-4 Cl 1A1M
   07-25-36             5.22                  288,226(i)              288,405
Franklin Auto Trust
  Series 2004-1 Cl A3 (MBIA)
   03-15-12             4.15                  100,000(e)               98,232
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09             3.40                  225,000(e)              222,959
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09             2.94                  200,000                 196,344


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

ASSET-BACKED (CONT.)
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35             4.49%                $170,000                $166,369
Renaissance Home Equity Loan Trust
  Series 2005-4 Cl A3
   02-25-36             5.57                  275,000                 273,776
Residential Asset Securities
  Series 2006-KS1 Cl A2
   02-25-36             5.10                  605,000(i)              605,189
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11             3.17                  146,629                 143,569
Total                                                               3,567,096

COMMERCIAL MORTGAGE-BACKED (13.6%)(f)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42             4.89                  225,000                 219,606
Banc of America Commercial Mtge
  Series 2005-6 Cl A4
   09-10-47             5.18                  400,000                 386,258
Banc of America Large Loan
  Series 2005-BOCA Cl A1
   12-15-16             5.02                  219,160(d,i)            219,193
Banc of America Large Loan
  Series 2005-BOCA Cl A2
   12-15-16             5.07                  150,000(d,i)            150,070
Banc of America Large Loan
  Series 2006-LAQ Cl E
   02-09-21             5.30                  225,000(d,i)            224,991
Banc of America Large Loan
  Series 2006-LAQ Cl F
   02-09-21             5.36                  250,000(d,i)            249,990
Banc of America Large Loan
  Series 2006-LAQ Cl G
   02-09-21             5.45                  175,000(d,i)            174,993


See accompanying notes to investments in securities.
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  1  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40             4.00%                $416,886                $397,751
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42             4.57                  325,000                 310,908
Bear Stearns Commercial Mtge Securities
  Series 2004-T16 Cl A3
   02-13-46             4.03                  150,000                 143,331
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
   12-11-40             5.41                  325,000                 317,185
Bear Stearns Commercial Mtge Securities
  Series 2005-PWR8 Cl A1
   06-11-41             4.21                  401,760                 391,181
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
   10-12-42             5.16                  200,000                 188,188
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14             4.46                  163,754(d)              159,273
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30             5.68                  325,000                 327,585
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51             4.15                  431,441(d)              421,728
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl A4
   07-15-44             5.23                  500,000                 485,107
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
   07-15-44             5.23                  175,000                 171,516
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2006-CD2 Cl A2
   01-15-46             5.41                  550,000                 547,306
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
   02-05-19             5.14                  150,000(d,i)            149,992
Credit Suisse Mtge Capital Ctfs
  Series 2006-C1 Cl A2
   02-15-39             5.51                  675,000                 675,291
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36             4.49                  312,762                 304,095
CS First Boston Mtge Securities
  Series 2005-C5 Cl A2
   08-15-38             5.10                1,300,000               1,280,360
Federal Natl Mtge Assn #386558
   10-01-10             4.85                  483,986                 471,429
Federal Natl Mtge Assn #387166
   11-01-11             4.33                  293,545                 277,920
Federal Natl Mtge Assn #735029
   09-01-13             5.28                  489,339                 481,751
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40             4.12                  150,000                 143,456
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
   06-10-48             4.77                  400,000                 374,714

Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
GE Capital Commercial Mtge
  Series 2005-C3 Cl A1
   07-10-45             4.59%                $290,387                $284,720
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35             4.77                  525,000(d)              509,002
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41             4.55                  300,000                 285,816
GMAC Commercial Mtge Securities
  Series 2005-C1 Cl A1
   05-10-43             4.21                  225,919                 220,177
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36             4.88                  150,000                 146,118
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38             4.96                  250,000                 244,217
GS Mtge Securities II
  Series 2005-GG4 Cl A1
   07-10-39             4.37                  357,284                 348,948
GS Mtge Securities II
  Series 2006-GG6 Cl A2
   04-10-38             5.51                  850,000                 850,023
GS Mtge Securities II
  Series 2006-GG6 Cl A4
   04-10-38             5.55                  375,000                 369,883
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37             4.37                  326,761                 318,656
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37             5.26                  450,000                 439,279
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
   10-15-37             4.13                  218,462                 208,865
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
   03-12-39             3.97                  178,142                 171,394
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
   05-15-41             5.09                  325,000                 319,336
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37             4.18                  150,000                 144,135
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
   07-15-42             4.33                  332,644                 325,186
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP5 Cl A4
   12-15-44             5.18                  400,000                 386,808
JPMorgan Chase Commercial Mtge Securities
  Series 2006-CB14 Cl A2
   12-12-44             5.44                1,000,000                 998,286
JPMorgan Chase Commercial Mtge Securities
  Series 2006-CB14 Cl A4
   12-12-44             5.48                  275,000                 268,760
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
   04-15-43             5.49                  750,000                 740,927

Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26             4.56%                $200,000                $192,866
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A5
   09-15-31             4.85                  500,000                 480,665
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
   03-15-29             3.97                  225,000                 207,484
LB-UBS Commercial Mtge Trust
  Series 2004-C4 Cl A3
   06-15-29             4.98                  175,000                 172,758
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A4
   08-15-29             4.58                  300,000                 288,244
LB-UBS Commercial Mtge Trust
  Series 2004-C7 Cl A2
   10-15-29             3.99                  250,000                 238,155
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
   12-15-29             4.20                  350,000                 335,808
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A1
   07-15-30             4.39                  152,185                 149,712
LB-UBS Commercial Mtge Trust
  Series 2005-C3 Cl A2
   07-15-30             4.55                  775,000                 750,729
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl A2
   09-15-30             4.89                  300,000                 292,629
Merrill Lynch Mtge Trust
  Series 2005-CKI1 Cl A1
   11-12-37             5.08                1,450,583               1,437,500
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43             4.22                  289,066                 282,350
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
   06-13-41             4.34                1,325,000               1,282,620
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40             4.59                  250,000                 237,598
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
   09-15-42             5.23                  325,000                 313,390
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
   06-12-47             4.85                  650,000                 623,145
Morgan Stanley Capital I
  Series 2006-T21 Cl A1
   10-12-52             4.93                  927,934                 915,041
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39             5.98                  400,000                 407,299
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36             3.67                  271,405                 258,312
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41             4.38                  350,000                 338,255


See accompanying notes to investments in securities.
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  2  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
  Series 2005-C18 Cl A4
   04-15-42             4.94%                $975,000                $921,555
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
   07-15-42             5.09                  300,000                 293,115
Wachovia Bank Commercial Mtge Trust
  Series 2005-C21 Cl A4
   10-15-44             5.20                  450,000                 435,323
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
   03-15-45             5.58                  275,000                 272,820
Total                                                              28,353,077

MORTGAGE-BACKED (38.7%)(f)
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-12 Cl 2A1
   03-25-36             5.73                  606,045(h)              604,000
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2005-3 Cl 7A1
   07-25-35             5.08                  164,627(h)              162,214
Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl 2A1
   03-25-36             5.99                  734,037(h)              735,295
Banc of America Funding
  Collateralized Mtge Obligation
  Series 2006-A Cl 3A2
   02-20-36             5.94                  509,917(h)              511,233
Banc of America Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-F Cl B1
   07-25-34             4.13                  196,689(h)              191,211
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 1A1
   01-25-34             6.00                  125,075                 123,522
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
   01-25-19             4.75                  220,485                 211,114
Bear Stearns Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-10 Cl 13A1
   01-25-35             5.01                  436,646(h)              427,459
Bear Stearns Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-12 Cl 3A1
   02-25-35             5.16                  327,038(h)              321,279
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11T1 Cl A1
   07-25-18             4.75                  189,805                 181,739
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 2A3
   11-25-35             5.50                  371,588                 365,177


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-54CB Cl 3A7
   11-25-35             5.50%                $375,455                $368,752
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-64CB Cl 1A1
   12-25-35             5.50                  791,410                 781,587
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35             7.50                  342,224                 350,625
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-85CB Cl 2A2
   02-25-36             5.50                  288,230                 285,862
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36             6.00                  780,130                 770,709
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2004-12 Cl 1M
   08-25-34             4.58                  149,555(h)              144,812
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35             7.00                  444,692(d)              456,308
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-HYB1 Cl 1A1
   03-20-36             5.42                  435,193(h)              431,442
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
   04-25-46             5.26                  894,412(h)              894,412
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2004-AR5 Cl CB1
   06-25-34             4.42                  147,940(h)              143,077
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-12 Cl 3A1
   01-25-36             7.00                1,271,322               1,287,005
CS First Boston Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-8 Cl 7A1
   09-25-35             7.00                  723,722                 732,224
Downey Savings & Loan Assn Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR5 Cl X1
   08-19-45             6.38                4,356,153(g)               59,216
Federal Home Loan Mtge Corp #A12692
   10-01-32             6.00                  155,668                 156,239
Federal Home Loan Mtge Corp #A13854
   09-01-33             6.00                  183,959                 184,296
Federal Home Loan Mtge Corp #B10254
   10-01-18             5.50                  547,163                 542,814


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #B12280
   02-01-19             5.50%                $309,923                $307,460
Federal Home Loan Mtge Corp #C59161
   10-01-31             6.00                  168,693                 168,617
Federal Home Loan Mtge Corp #C77372
   03-01-33             6.00                  326,337                 326,443
Federal Home Loan Mtge Corp #C90613
   01-01-23             5.00                  172,991                 165,874
Federal Home Loan Mtge Corp #C90683
   06-01-23             5.00                  180,216                 172,801
Federal Home Loan Mtge Corp #C90767
   12-01-23             6.00                  164,294                 164,944
Federal Home Loan Mtge Corp #E74288
   12-01-13             6.00                  248,588                 250,946
Federal Home Loan Mtge Corp #E96903
   05-01-18             5.50                  455,323                 453,695
Federal Home Loan Mtge Corp #E98725
   08-01-18             5.00                  201,558                 196,427
Federal Home Loan Mtge Corp #G01410
   04-01-32             7.00                  378,225                 388,888
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18             6.50                  215,941                 220,858
   02-15-33             5.50                  194,271                 194,770
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
   07-15-17             7.50                  577,775(g)               70,292
   10-15-22            14.56                 210,605(g)               11,258
Federal Natl Mtge Assn
   05-01-21             5.00                1,100,000(b)            1,070,781
   05-01-21             5.50                1,000,000(b)              992,500
   05-01-21             6.00                1,000,000(b)            1,012,500
   05-01-36             5.50                7,700,000(b)            7,476,222
   05-01-36             6.00                1,785,000(b)            1,776,632
   05-01-36             6.50                9,525,000(b)            9,685,733
Federal Natl Mtge Assn #190353
   08-01-34             5.00                1,387,701(b)            1,315,715
Federal Natl Mtge Assn #252440
   05-01-29             7.00                  286,573                 295,193
Federal Natl Mtge Assn #254587
   12-01-22             5.50                  721,535                 707,882
Federal Natl Mtge Assn #254906
   10-01-18             4.50                  298,616                 284,980
Federal Natl Mtge Assn #254916
   09-01-23             5.50                  551,611                 541,001
Federal Natl Mtge Assn #255788
   06-01-15             5.50                  854,616                 851,063
Federal Natl Mtge Assn #323715
   05-01-29             6.00                  553,974                 553,892
Federal Natl Mtge Assn #493945
   04-01-29             6.50                  145,944                 149,191
Federal Natl Mtge Assn #518159
   09-01-14             7.00                  545,476                 561,334
Federal Natl Mtge Assn #545216
   03-01-09             5.86                  249,175                 250,335
Federal Natl Mtge Assn #545868
   08-01-32             7.00                  142,335                 146,945


See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
  3  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555340
   04-01-33             5.50%                $265,442                $258,929
Federal Natl Mtge Assn #555734
   07-01-23             5.00                  111,928                 107,355
Federal Natl Mtge Assn #555740
   08-01-18             4.50                  205,075                 195,654
Federal Natl Mtge Assn #555794
   09-01-28             7.50                  116,952                 121,791
Federal Natl Mtge Assn #582154
   05-01-31             6.50                  176,641                 180,307
Federal Natl Mtge Assn #597374
   09-01-31             7.00                  143,586                 149,118
Federal Natl Mtge Assn #611831
   02-01-31             7.50                   74,850                  78,012
Federal Natl Mtge Assn #615135
   11-01-16             6.00                  344,696                 349,243
Federal Natl Mtge Assn #646147
   06-01-32             7.00                  855,918                 887,501
Federal Natl Mtge Assn #650009
   09-01-31             7.50                  215,856                 224,975
Federal Natl Mtge Assn #654208
   10-01-32             6.50                  303,537                 309,520
Federal Natl Mtge Assn #661815
   10-01-32             6.00                  190,228                 190,336
Federal Natl Mtge Assn #662061
   09-01-32             6.50                1,230,978               1,255,244
Federal Natl Mtge Assn #667604
   10-01-32             5.50                  319,204                 310,966
Federal Natl Mtge Assn #677089
   01-01-33             5.50                  788,216                 767,873
Federal Natl Mtge Assn #678028
   09-01-17             6.00                  180,989                 183,383
Federal Natl Mtge Assn #681080
   02-01-18             5.00                1,314,758               1,282,675
Federal Natl Mtge Assn #681166
   04-01-32             6.50                  578,008                 590,004
Federal Natl Mtge Assn #683100
   02-01-18             5.50                  249,919                 248,474
Federal Natl Mtge Assn #683116
   02-01-33             6.00                  342,962                 342,240
Federal Natl Mtge Assn #689026
   05-01-33             5.50                1,408,153               1,372,570
Federal Natl Mtge Assn #689093
   07-01-28             5.50                  149,655                 146,096
Federal Natl Mtge Assn #704005
   05-01-33             5.50                1,353,820               1,318,450
Federal Natl Mtge Assn #705655
   05-01-33             5.00                  570,161                 541,305
Federal Natl Mtge Assn #709093
   06-01-33             6.00                  228,361                 227,725
Federal Natl Mtge Assn #709901
   06-01-18             5.00                  644,807                 629,376
Federal Natl Mtge Assn #711503
   06-01-33             5.50                  156,995                 153,497
Federal Natl Mtge Assn #712057
   07-01-18             4.50                   96,764                  92,345
Federal Natl Mtge Assn #720006
   07-01-33             5.50                  116,588                 113,542


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #720378
   06-01-18             4.50%                $202,568                $193,317
Federal Natl Mtge Assn #725232
   03-01-34             5.00                1,315,096               1,248,539
Federal Natl Mtge Assn #725425
   04-01-34             5.50                1,618,615               1,577,951
Federal Natl Mtge Assn #725431
   08-01-15             5.50                  212,945                 211,714
Federal Natl Mtge Assn #725684
   05-01-18             6.00                  439,734                 445,419
Federal Natl Mtge Assn #725719
   07-01-33             4.84                  288,631(h)              281,000
Federal Natl Mtge Assn #725737
   08-01-34             4.53                  266,461(h)              263,825
Federal Natl Mtge Assn #726940
   08-01-23             5.50                  103,780                 101,642
Federal Natl Mtge Assn #735057
   01-01-19             4.50                  175,945                 167,910
Federal Natl Mtge Assn #743347
   10-01-33             6.00                  123,727                 123,779
Federal Natl Mtge Assn #743579
   11-01-33             5.50                  380,004                 370,076
Federal Natl Mtge Assn #749745
   11-01-18             4.50                1,081,575               1,032,185
Federal Natl Mtge Assn #753074
   12-01-28             5.50                  258,526                 252,379
Federal Natl Mtge Assn #757581
   01-01-19             5.50                1,276,921               1,268,667
Federal Natl Mtge Assn #765760
   02-01-19             5.00                  306,759                 299,274
Federal Natl Mtge Assn #768296
   01-01-19             6.00                  476,349                 482,680
Federal Natl Mtge Assn #794958
   10-01-19             6.00                  796,810                 807,218
Federal Natl Mtge Assn #811925
   04-01-35             4.93                  373,163(h)              368,271
Federal Natl Mtge Assn #815264
   05-01-35             5.25                  885,570(h)              880,121
Federal Natl Mtge Assn #821378
   05-01-35             5.03                  379,531(h)              376,596
Federal Natl Mtge Assn #829227
   08-01-35             6.00                1,846,336               1,839,272
Federal Natl Mtge Assn #845070
   12-01-35             5.10                  490,083(h)              484,145
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26             8.00                  184,350                 195,951
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
   12-25-22             8.27                  168,879(g)               26,180
   12-25-31            10.63                 299,312(g)               55,866
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA2 Cl 2A1
   04-25-35             5.40                  318,019                 317,485


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MORTGAGE-BACKED (CONT.)
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA3 Cl 3A1
   05-25-35             5.38%                $332,782                $330,210
First Horizon Alternative Mtge Securities
  Collateralized Mtge Obligation
  Series 2005-AA4 Cl B1
   06-25-35             5.37                  409,361                 416,488
Govt Natl Mtge Assn #567717
   06-15-32             7.50                   20,800                  21,818
Govt Natl Mtge Assn #604708
   10-15-33             5.50                  127,644                 125,358
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
   01-19-36             5.25                  668,688(h)              668,636
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-3 Cl B1
   06-19-36             6.40                  325,000(h)              326,523
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Interest Only
  Series 2005-AR8 Cl AX1
   04-25-35             4.50                9,365,662(g)               99,510
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR25 Cl 1A21
   12-25-35             5.90                  477,854(h)              477,462
IndyMac Index Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-AR3 Cl 3A1
   04-25-35             5.32                  187,910(h)              186,033
Master Adjustable Rate Mtge Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   07-25-34             4.40                  171,966(h)              168,405
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
   02-25-19             5.00                  508,065                 496,792
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 2A1
   05-25-34             6.00                  176,442                 175,705
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-7 Cl 8A1
   08-25-19             5.00                  202,102                 197,332
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-8 Cl 7A1
   09-25-19             5.00                  292,337                 285,522
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2005-3 Cl 1A2
   04-25-35             5.50                  950,000                 900,429


See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
  4  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MORTGAGE-BACKED (CONT.)
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QS3 Cl 1A10
   03-25-36             6.00%                $563,333                $557,037
Sequoia Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-1 Cl A2
   02-25-36             6.19                  708,220                 710,848
Structured Adjustable Rate Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-5 Cl B1
   05-25-34             4.59                  174,110(h)              168,836
Structured Asset Securities
  Collateralized Mtge Obligation
  Series 2003-33H Cl 1A1
   10-25-33             5.50                  524,715                 505,616
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
   07-25-36             7.00                  850,000(b)              865,406
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
   10-25-33             4.07                  425,000(h)              410,301
Washington Mutual
  Collateralized Mtge Obligation
  Series 2004-CB2 Cl 6A
   07-25-19             4.50                  140,369                 133,334
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
   12-25-45             5.15                  335,317(h)              335,542
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR8 Cl 2AB1
   07-25-45             5.21                  476,276(h)              476,625
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35             5.00                1,886,892               1,787,265
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35             5.50                  785,464                 758,219
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR1 Cl 1A1
   02-25-35             4.55                  533,533(h)              522,030
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR16 Cl 6A3
   10-25-35             5.00                  437,918(h)              428,643
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-AR4 Cl B1
   04-25-35             4.57                  198,782(h)              190,051
Total                                                              81,214,739


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

BANKING (0.8%)
Banknorth Group
  Sr Nts
   05-01-08             3.75%                $605,000                $587,758
Sovereign Bank
  Sub Nts
   03-15-13             5.13                  250,000                 238,236
Washington Mutual Bank
  Sub Nts
   08-15-14             5.65                  790,000                 769,997
Total                                                               1,595,991

DIVERSIFIED MANUFACTURING (0.4%)
Tyco Intl Group
   02-15-11             6.75                  765,000(c)              795,862

ELECTRIC (2.7%)
Arizona Public Service
   03-01-12             6.50                  105,000                 106,827
   05-15-15             4.65                  590,000                 526,738
Consumers Energy
  1st Mtge
   02-15-17             5.15                  320,000                 294,506
Consumers Energy
  1st Mtge Series H
   02-17-09             4.80                  800,000                 783,440
Dayton Power & Light
  1st Mtge
   10-01-13             5.13                  560,000(j)              537,818
Detroit Edison
  Secured
   02-15-15             4.80                  550,000                 506,494
Exelon
   06-15-10             4.45                  310,000                 296,685
Metropolitan Edison
  Sr Nts
   03-15-10             4.45                  250,000                 239,009
Ohio Edison
   06-15-09             5.65                 450,000(d)               449,487
PacifiCorp
  1st Mtge
   08-15-14             4.95                  130,000                 123,219
   06-15-35             5.25                  185,000                 159,988
PSI Energy
   09-15-13             5.00                  170,000                 160,842
   10-15-35             6.12                  570,000                 541,360
Southern California Edison
  1st Mtge
   04-01-35             5.75                  190,000                 176,517
Tampa Electric
   06-15-12             6.88                  295,000                 310,661
Virginia Electric & Power
  Sr Nts Series A
   03-01-13             4.75                  395,000                 369,762
Total                                                               5,583,353


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

FOOD AND BEVERAGE (1.7%)
Cadbury Schweppes US Finance LLC
   10-01-08             3.88%              $1,230,000(d)           $1,184,548
Kraft Foods
   06-01-12             6.25                1,395,000               1,430,789
Kraft Foods
  Sr Unsecured
   11-01-11             5.63                1,030,000               1,026,395
Total                                                               3,641,732

GAS PIPELINES (0.2%)
Southern Star Central Gas Pipeline
   06-01-16             6.00                  385,000(d)              379,706

HEALTH CARE (0.7%)
Cardinal Health
   07-15-08             6.25                   95,000                  96,456
   06-15-15             4.00                  895,000                 773,503
   12-15-17             5.85                  590,000                 573,033
Total                                                               1,442,992

MEDIA CABLE (0.6%)
Comcast
   03-15-16             5.90                  800,000                 780,170
   06-15-16             4.95                  615,000                 556,573
Total                                                               1,336,743

MEDIA NON CABLE (0.3%)
News America
   12-15-35             6.40                  680,000(d)              642,686

OTHER FINANCIAL INSTITUTIONS (1.0%)
Residential Capital
  Sr Unsecured
   06-30-10             6.38                1,585,000               1,578,275
Willis North America
   07-15-15             5.63                  490,000                 468,765
Total                                                               2,047,040

PHARMACEUTICALS (0.1%)
Merck & Co
   03-01-15             4.75                  265,000                 243,521

PROPERTY & Casualty (0.4%)
Marsh & McLennan Companies
  Sr Unsecured
   09-15-15             5.75                  836,000                 802,543

REITS (0.1%)
Brandywine Operating Partnership LP
   04-01-16             6.00                  235,000                 229,903

RESTAURANTS (0.3%)
Yum! Brands
  Sr Nts
   04-15-11             8.88                  305,000                 342,613
   04-15-16             6.25                  235,000                 234,988
Total                                                                 577,601


See accompanying notes to investments in securities.
-------------------------------------------------------------------------------
  5  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

RETAILERS (1.0%)
CVS
   09-15-09             4.00%                $465,000                $443,339
   09-15-14             4.88                  560,000                 520,035
May Department Stores
   07-15-09             4.80                  495,000                 484,495
   07-15-34             6.70                  625,000                 619,443
Total                                                               2,067,312

TRANSPORTATION SERVICES (0.2%)
ERAC USA Finance
   11-15-15             5.90                   70,000(d)               68,388
   11-01-16             6.20                  320,000(b,d)            316,955
Total                                                                 385,343

WIRELESS (0.9%)
Nextel Communications
  Sr Nts Series F
   03-15-14             5.95                  455,000                 447,435
US Cellular
  Sr Nts
   12-15-33             6.70                  185,000                 177,260
Vodafone Group
   06-15-11             5.50                1,230,000(c)            1,216,342
Total                                                               1,841,037


Bonds (continued)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

WIRELINES (3.2%)
Deutsche Telekom Intl Finance
   03-23-11             5.38%                $300,000(c)             $294,996
Telecom Italia Capital
   10-01-15             5.25                1,145,000(c)            1,060,622
   11-15-33             6.38                  270,000(c)              252,778
TELUS
   06-01-11             8.00                1,602,500(c)            1,759,080
Verizon Pennsylvania
  Series A
   11-15-11             5.65                3,420,000               3,362,680
Total                                                               6,730,156

TOTAL BONDS
(Cost: $213,864,944)                                             $209,645,201


SHORT-TERM SECURITIES (9.6%)

ISSUER                EFFECTIVE              AMOUNT                  VALUE(a)
                       YIELD               PAYABLE AT
                                            MATURITY

COMMERCIAL PAPER
BNP Paribas Finance
   05-01-06             4.85%              $4,100,000              $4,098,343
Natl Australia Funding
   05-11-06             4.85                5,000,000(k)            4,991,261
Park Granada LLC
   05-05-06             4.80                6,000,000(k)            5,994,400
Solitaire Funding LLC
   05-11-06             4.82                5,000,000(k)            4,991,315

TOTAL SHORT-TERM SECURITIES
(Cost: $20,078,012)                                               $20,075,319

TOTAL INVESTMENTS IN SECURITIES
(Cost: $233,942,956)(l)                                          $229,720,520


See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
  6  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b) At April 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $24,570,079.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2006, the value of foreign securities represented 3.7% of net assets.

(d)    Represents a security sold under Rule 144A, which is exempt from
       registration under the Securities Act of 1933,     as amended. This
       security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $6,239,276 or 3.0% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:
       FGIC --  Financial Guaranty Insurance Company
       FSA  --  Financial Security Assurance
       MBIA --  MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2006.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

       TYPE OF SECURITY                                       NOTIONAL AMOUNT
       -----------------------------------------------------------------------
       PURCHASE CONTRACTS
       U.S. Long Bond, June 2006, 20-year                          $1,000,000
       U.S. Treasury Note, June 2006, 2-year                          200,000
       U.S. Treasury Note, June 2006, 10-year                       6,100,000

       SALE CONTRACTS
       U.S. Treasury Note, June 2006, 5-year                        1,100,000

(k) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $15,976,976 or 7.6% of net assets.

(l) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $233,943,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                    $    70,000
       Unrealized depreciation                                     (4,292,000)
       -----------------------------------------------------------------------
       Net unrealized depreciation                                $(4,222,000)
       -----------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


-------------------------------------------------------------------------------
  7  -  RIVERSOURCE CORE BOND FUND  -  PORTFOLIO HOLDINGS AT APRIL 30, 2006

                                                             S-6267-80 E (6/06)

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE FLOATING RATE FUND

                               AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Floating Rate Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (91.4%)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

ASSET-BACKED (0.6%)
Citibank Credit Card Issuance Trust
 Series 2006-B1 Cl B1
   03-07-11             4.95%                $250,000(g)             $250,157
Countrywide Asset-Backed Ctfs
 Series 2006-4 Cl 1A1M
   07-25-36             5.22                  248,471(g)              248,625
Providian Gateway Master Trust
 Series 2004-AA Cl C
   03-15-11             5.80                  230,000(d,g)            231,689
Total                                                                 730,471

COMMERCIAL MORTGAGE-BACKED (0.2%)
Banc of America Large Loan
 Series 2006-LAQ Cl F
   02-09-21             5.36                  243,726(d,f,g)          243,716

MORTGAGE-BACKED (0.4%)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-OA5 Cl 2A2
   04-25-46             5.26                  496,896(e,f)            496,896

AEROSPACE & DEFENSE (1.5%)
Axle Tech
 2nd Lien Term Loan
   04-21-13            11.25                  500,000(g,h)            503,750
DRS Technologies
 1st Lien Term Loan
   01-31-13             6.28                  500,000(g,h)            504,000
K&F Acquisition
 Tranche C Term Loan
   11-18-12             7.17                  728,947(g,h)            738,664
Total                                                               1,746,414

AIRLINES (3.1%)
American Airlines
 Tranche B Term Loan
   12-17-10            10.25                  720,721(g,h)            729,730

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

AIRLINES (CONT.)
Delta Airlines
 1st Lien Tranche B Term Loan
   03-16-08            11.27%              $1,000,000(g,h)         $1,026,249
United Airlines
 Term Loan
   02-01-12             8.63                  875,000(g,h)            887,469
US Airways
 Term Loan
   03-31-11             8.57                1,000,000(g,h)          1,012,190
Total                                                               3,655,638

AUTOMOTIVE (3.4%)
Collins & Aikman Products
 Tranche B Term Loan
   08-24-07             7.91                  498,807(g,h)            503,795
Cooper Standard Auto
 Tranche D Term Loan
   12-23-11             7.25                  498,750(g,h)            500,411
Dana
 Term Loan
   09-03-07             7.33                1,175,000(g,h)          1,182,837
Dura Operating
 2nd Lien Term Loan
   05-03-11             8.25                  500,000(g,h)            498,125
Hayes Lemmerz Intl
 2nd Lien Term Loan
   06-30-10            10.39                 300,000(g,h)             296,250
Key Automotive
 Tranche C 2nd Lien Term Loan
   06-24-11            10.71                  297,936(g,h)            290,487
Mark IV Inds
 Tranche B 1st Lien Term Loan
   06-23-11             7.97                  299,236(g,h)            302,354
Metaldyne
 Tranche D1 Term Loan
   12-31-09             9.27                  500,000(g,h)            505,750
Total                                                               4,080,009

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

BUILDING MATERIALS (1.4%)
Compression Polymers Holding
 Sr Unsecured
   07-01-12            11.44%                $125,000(d,g)           $128,125
Euramax
 1st Lien Term Loan
   06-07-12             7.69                  459,072(g,h)            465,154
Kyle
 Tranche C Term Loan
   07-19-10             6.81                  500,000(g,h)            502,500
Lion Gables Realty
 Term Loan
   09-30-06             6.59                  104,054(g,h)            104,297
PGT Inds
 2nd Lien Term Loan
   02-14-13            11.78                  500,000(g,h)            510,001
Total                                                               1,710,077

CHEMICALS (6.4%)
BCI US Finance/Borden 2
   07-15-10            10.58                  250,000(d,g)            255,625
Brenntag
 Term Loan
   01-17-12             7.44                   98,182(g,h)             99,777
Brenntag
 Tranche B2 Term Loan
   01-17-12             7.44                  401,818(g,h)            407,677
Celanese
 Tranche B Term Loan
   01-26-12             6.98                  498,750(g,h)            505,428
Columbian Chemical
 Tranche B Term Loan
   03-16-13             6.68                1,000,000(g,h)          1,005,000
Hexion Specialty Chemicals
 Tranche B1 Term Loan
   05-19-12             7.50                  328,692(g,h)            328,692
Hexion Specialty Chemicals
 Tranche B3 Term Loan
   05-19-12             7.23                   78,851(g,h)             79,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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


BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

CHEMICALS (CONT.)
Huntsman Intl LLC
   07-01-09            10.13%                $250,000                $254,375
Huntsman Intl LLC
 Tranche B Term Loan
   08-16-12             6.68                  487,994(g,h)            490,366
Ineos
 Tranche B Term Loan
   12-22-13             7.34                  500,000(g,h)            506,330
Ineos
 Tranche C Term Loan
   12-22-14             7.84                  500,000(g,h)            507,500
ISP Chemical
 Tranche B Term Loan
   02-16-13             6.50                  300,000(g,h)            302,124
Nalco
 Tranche B Term Loan
   11-04-10             6.57                1,000,000(g,h)          1,004,380
Nova Chemicals
 Sr Unsecured
   11-15-13             7.56                  500,000(c,g)            500,000
Resolution Europe
 Tranche B2 Term Loan
   05-31-12             7.50                  453,908(g,h)            453,908
Solutia
 Tranche B Term Loan
   03-17-08             8.33                1,000,000(g,h)          1,007,499
Total                                                               7,708,173

CONSTRUCTION MACHINERY (0.9%)
Flowserve
 Tranche B Term Loan
   08-12-12             6.66                  588,220(b,g,h)          593,491
United Rentals
 Term Loan
   02-14-11             6.99                  414,376(g,h)            418,263
United Rentals
 Tranche B Term Loan
   02-14-11             6.99                   84,567(g,h)             85,412
Total                                                               1,097,166

CONSUMER PRODUCTS (2.6%)
Central Garden and Pet
 Tranche B Term Loan
   09-30-12             6.52                  325,000(g,h)            326,625
Fender
 2nd Lien Term Loan
   09-30-12             9.25                  500,000(g,h)            506,250
Natl Bedding
 2nd Lien Term Loan
   08-31-12             9.75                  500,000(g,h)            507,815
Rayovac
 Tranche B Term Loan
   02-06-12             7.41                  195,803(g,h)            196,375
Riddell Bell
 Tranche B Term Loan
   03-16-12             6.71                  350,000(g,h)            353,647
Sealy Mattress
 Tranche B Term Loan
   04-06-12             6.81                  750,000(b,g,h)          758,062
   04-06-12             6.81                  500,000(g,h)            505,375
Total                                                               3,154,149

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

DIVERSIFIED MANUFACTURING (2.2%)
Contech
 Term Loan
   01-31-13             6.82%                $500,000(g,h)           $506,250
Covalence Specialty
 Tranche C 2nd Lien Term Loan
   08-16-13             8.15                  500,000(g,h)            509,065
GenTek
 1st Lien Term Loan
   02-28-11             7.50                  320,019(g,h)            321,021
GPX Intl Tire
 Tranche B Term Loan
   04-06-12             7.57                1,000,000(g,h)          1,010,630
Maxim Crane Works LP
 1st Lien Term Loan
   01-28-10             6.95                  236,704(g,h)            239,516
Total                                                               2,586,482

ELECTRIC (5.5%)
Allegheny Energy Supply
 Tranche C Term Loan
   03-08-11             6.39                1,000,000(g,h)          1,002,190
ANP Funding I LLC
 Tranche A 2nd Lien Term Loan
   07-29-10             8.25                1,000,000(g,h)          1,006,880
Astoria Generating
 2nd Lien Term Loan
   08-23-13             8.55                1,000,000(g,h)          1,019,580
Calpine Generating
 1st Lien Term Loan
   04-01-09             8.50                  500,000(g,h)            521,430
Calpine
 2nd Lien Term Loan
   12-22-07             8.98                1,000,000(g,h)          1,025,629
La Paloma Generating
 2nd Lien Term Loan
   08-18-13             8.25                  500,000(g,h)            507,655
NRG Energy
   02-01-13             6.98                   92,832                  93,683
NRG Energy
 Tranche B Term Loan
   02-01-13             6.82                  407,168(g,h)            411,411
Reliant Energy
 Term Loan
   04-30-10             7.12                  498,747(g,h)            498,373
Thermal North America
 Tranche B Term Loan
   10-12-13             6.73                  498,986(g,h)            501,481
Total                                                               6,588,312

ENTERTAINMENT (3.2%)
AMC Entertainment
   08-15-10             9.00                  250,000(g)              258,125
AMC Entertainment
 Term Loan
   01-26-12             6.94                  498,750(g,h)            503,468
Century Theatres
 Tranche B Term Loan
   03-01-13             6.70                  200,000(g,h)            201,834
Cinemark USA
 Tranche C Term Loan
   03-31-11             6.28                  290,474(g,h)            293,198

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

ENTERTAINMENT (CONT.)
Hit Entertainment
 2nd Lien Term Loan
   02-26-13            10.36%                $500,000(g,h)           $503,645
Regal Cinemas
 Tranche B Term Loan
   11-10-10             6.48                  498,728(g,h)            501,536
Six Flags (Premier Parks)
 Tranche B Term Loan
   06-30-09             7.40                  640,232(g,h)            645,636
Universal City Florida Holdings I/II
 Sr Nts
   05-01-10             9.43                  500,000(g)              515,000
Warner Music Group
 Tranche B Term Loan
   02-28-11             6.81                  393,477(g,h)            397,041
Total                                                               3,819,483

ENVIRONMENTAL (0.7%)
Envirosolutions
 Tranche B Term Loan
   07-07-12             8.42                  605,931(g,h)            612,748
Synagro Technologies
 Tranche B Term Loan
   04-29-12             7.33                   28,571(g,h)             28,786
   04-29-12             7.34                  171,429(g,h)            172,714
Total                                                                 814,248

FOOD AND BEVERAGE (3.4%)
Bolthouse Farms
 Tranche B Term Loan
   12-02-12             7.37                  498,750(g,h)            506,231
Bumble Bee Foods
 Term Loan
   04-20-11             6.82                1,000,000(b,g,h)        1,011,250
Chiquita Brands LLC
 Tranche C Term Loan
   06-28-12             6.83                  750,000(g,h)            755,310
Constellation Brands
 Tranche B Term Loan
   12-22-11             6.36                  250,901(g,h)            252,261
Dr. Pepper/Seven Up Group
 Tranche 2 Term Loan
   12-19-10             6.92                  300,000(g,h)            301,950
Nutro Products
 Sr Nts
   10-15-13             9.23                  195,000(d,g)            198,900
Nutro Products
 Tranche B Term Loan
   04-26-13             7.13                1,000,000(b,g,h         1,009,380
Total                                                               4,035,282

GAMING (2.1%)
CCM Merger
 Tranche B Term Loan
   10-19-12             6.92                  204,595(g,h)            205,567
MGM Holdings II
 Tranche A Term Loan
   04-08-11             7.26                1,000,000(g,h)          1,006,000
Penn Natl Gaming
 Tranche B Term Loan
   10-03-12             6.49                  498,747(g,h)            503,734


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 - RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

GAMING (CONT.)
Pinnacle Entertainment
 Tranche B Term Loan
   12-14-11             6.93%                $500,000(g,h)           $501,250
Wheeling Island Gaming
   12-15-09            10.13                  250,000                 261,250
Total                                                               2,477,801

GAS PIPELINES (0.5%)
EPCO Holdings
 Tranche A Term Loan
   08-18-08             6.75                  648,841(g,h)            653,909

HEALTH CARE (9.2%)
AGA Medical
 Tranche B Term Loan
   04-28-13             7.38                1,000,000(b,g,h)        1,000,000
AMN Healthcare Services
 Term Loan
   11-01-11             6.73                  500,000(g,h)            504,690
Angiotech Pharma
 Term Loan
   03-23-13             6.46                1,000,000(g,h)          1,002,190
Beverly Enterprises
 Term Loan
   10-22-08             7.96                1,000,000(b,g,h)        1,007,500
Community Health Systems
 Term Loan
   08-18-11             6.56                  750,000(b,g,h)          755,813
DaVita
 Tranche B Term Loan
   10-05-12             6.95                  750,000(g,h)            756,953
Fresenius
 Tranche B Term Loan
   03-31-13             6.38                  325,000(g,h)            324,864
Iasis Healthcare
 Tranche B Term Loan
   06-22-11             7.26                  498,731(g,h)            504,965
Matria Healthcare
 Tranche B Term Loan
   01-19-12             7.15                  338,894(g,h)            340,165
Matria Healthcare
 Tranche C Term Loan
   01-19-07             7.02                  160,256(g,h)            160,256
MultiPlan
 Tranche B Term Loan
   04-12-13             7.08                1,000,000(g,h)          1,006,250
Natl Renal Institute
 Tranche B Term Loan
   04-07-13             7.32                1,000,000(g,h)          1,007,499
Per-Se Technologies
 Tranche B Term Loan
   01-06-13             7.22                  363,218(g,h)            367,759
Quintiles Transnational
 2nd Lien Term Loan
   03-31-14             9.01                1,000,000(g,h)          1,016,249
Sheridan Healthcare
 Term Loan
   11-09-10             7.35                  493,421(g,h)            500,822
Skilled Healthcare Group
 Tranche B 1st Lien Term Loan
   06-15-12             7.78                  398,995(g,h)            402,985

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

HEALTH CARE (CONT.)
Vanguard Health Systems
 Term Loan
   09-23-11             6.95%                $399,000(g,h)           $404,610
Total                                                              11,063,570

HOME CONSTRUCTION (1.3%)
Mattamy Homes
 Tranche B Term Loan
   04-11-13             9.00                1,000,000(g,h)          1,010,000
Rhodes Companies
 1st Lien Term Loan
   11-21-10             7.99                  487,179(g,h)            492,051
Total                                                               1,502,051

INDEPENDENT ENERGY (1.7%)
LSP-Kendall Energy
 Tranche B Term Loan
   10-07-13             6.98                  496,191(g,h)            495,264
Meg Energy
 Term Loan
   03-30-13             7.00                1,000,000(g,h)          1,010,940
Riverside Energy Center
   06-22-11             8.92                  282,265                 285,087
Rocky Mountain Energy Center
   06-22-11             8.49                  195,295                 197,248
Rocky Mountain Energy Center Cl D
   06-24-11             9.10                   22,441                  22,665
Total                                                               2,011,204

LIFE INSURANCE (0.2%)
Conseco
 1st Lien Term Loan
   06-15-10             6.65                  227,927(g,h)            228,925

MEDIA CABLE (5.4%)
Bresnan Communication
 1st Lien Term Loan
   09-29-13             7.01                1,000,000(g,h)          1,010,309
Bresnan Communication
 2nd Lien Term Loan
   03-29-14             7.51                  500,000(g,h)            512,915
Cablevision Systems Holding
 Tranche B Term Loan
   03-29-13             6.66                  525,000(g,h)            526,822
CCO Holdings LLC/Capital
 Sr Nts
   12-15-10             9.04                  500,000(g)              508,750
Charter Communication Holdings
 1st Lien Term Loan
   04-07-11             8.00                  948,731(g,h)            950,752
DirecTV Holdings
 Tranche B Term Loan
   04-20-13             6.42                  552,959(g,h)            556,797
Echostar DBS
 Sr Nts
   10-01-08             8.24                  250,000(g)              255,625
Insight Midwest Holdings
 Tranche B Term Loan
   12-31-09             7.00                  498,724(g,h)            504,220
Olympus Cable Holdings LLC
 Tranche B Term Loan
   09-30-10             9.75                  773,900(b,g,h)          756,007

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MEDIA CABLE (CONT.)
Quebecor Media
 Tranche B Term Loan
   01-17-13             7.07%                $399,000(g,h)           $403,988
UPC Financing Partnership
 Term Loan
   09-30-12             7.33                  500,000(g,h)            503,395
Total                                                               6,489,580

MEDIA NON CABLE (4.5%)
Adams Outdoor Advertising
 Tranche B Term Loan
   10-18-12             7.09                  174,559(g,h)            176,741
American Media
 Term Loan
   01-30-13             7.83                  500,000(g,h)            505,250
Caribe Information
 Tranche B Term Loan
   03-31-13             7.25                1,000,000(g,h)          1,009,379
Gray Television
 Tranche B Term Loan
   11-22-12             6.49                  750,000(g,h)            753,983
Intelsat Subsidiary Holding
   01-15-12             9.61                  250,000(c,g)            253,750
Next Media Operating
 2nd Lien Term Loan
   11-15-13             9.25                  500,000(g,h)            509,165
PanAmSat
 Tranche B Term Loan
   08-20-11             6.90                  487,567(g,h             493,213
Primedia
 Sr Nts
   05-15-10            10.12                  250,000(g)              255,625
RH Donnelly
 Tranche B2 Term Loan
   06-30-11             6.44                  498,734(g,h)            500,240
Spanish Broadcasting System
 Tranche B 1st Lien Term Loan
   06-01-12             6.73                  964,564(g,h)            973,409
Total                                                               5,430,755

METALS (2.3%)
Jarden
 Tranche B1 Term Loan
   01-21-12             6.99                  750,000(g,h)            756,563
John Maneely
 1st Lien Term Loan
   03-24-13             7.96                1,000,000(g,h)          1,015,420
UCIS
 Term Loan
   04-28-12             8.13                1,000,000(b,g,h)        1,000,000
Total                                                               2,771,983

NON CAPTIVE DIVERSIFIED (0.2%)
Sedgwick CMS
 Term Loan
   01-31-13             6.98                  249,375(g,h)            251,764

OIL FIELD SERVICES (2.8%)
Chart Inds
 1st Lien Term Loan
   10-17-12             6.86                  195,635(g,h)            198,204

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 - RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

OIL FIELD SERVICES (CONT.)
Complete Production Service
 Tranche B Term Loan
   09-12-12             7.66%                $289,772(g,h)           $292,852
Dresser
   04-15-11             9.38                  250,000                 260,625
Dresser
 Tranche C Term Loan
   04-10-09             7.33                  619,807(b,g,h)          626,520
Key Energy Services
 Tranche B Term Loan
   06-30-12             8.01                  498,750(g,h)            504,052
Parker Drilling
 Sr Nts
   09-01-10             9.57                  250,000(g)              257,500
Universal Compression
 Tranche B Term Loan
   02-15-12             6.48                  209,220(b,g,h)          211,006
Venoco
 Term Loan
   04-28-11            10.20                1,000,000(b,g,h)        1,000,000
Total                                                               3,350,759

OTHER FINANCIAL INSTITUTIONS (0.8%)
JG Wentworth
 Tranche B Term Loan
   04-12-11             8.58                1,000,000(g,h)          1,012,500

OTHER INDUSTRY (0.6%)
Dresser Rand
 Tranche B Term Loan
   10-29-11             6.92                  691,661(b,g,h)          699,443

PACKAGING (3.3%)
Berry Plastics
 Tranche B Term Loan
   12-03-11             6.84                  498,744(g,h)            502,330
BWAY
 1st Lien Term Loan
   06-30-11             7.01                  734,667(b,g,h)          742,623
Graham Packaging
 Tranche B Term Loan
   10-07-11             7.38                  500,000(g,h)            505,000
Graham Packaging
 Tranche C 2nd Lien Term Loan
   04-07-12             9.00                  357,143(g,h)            364,286
Owens Brockway Glass
 Tranche A1 Term Loan
   04-01-07             6.61                  300,000(g,h)            300,249
Solo Cup
 2nd Lien Term Loan
   02-27-12             9.50                1,000,000(g,h)          1,020,000
White Birch
 1st Lien Term Loan
   04-08-12             8.23                  498,743(g,h)            506,224
Total                                                               3,940,712

PAPER (2.9%)
Boise Cascade LLC
   10-15-12             7.94                  250,000(g)              251,875
Boise Cascade LLC
 Tranche D Term Loan
   10-28-11             6.74                  369,589(g,h)            373,887


BONDS (CONTINUED)

ISSUER                COUPON                PRINCIPAL                VALUE(a)
                       RATE                  AMOUNT

PAPER (CONT.)
Crown Americas
 Tranche B Term Loan
   11-18-12             6.44%                $500,000(b,g,h)         $502,190
Georgia-Pacific
 2nd Lien Term Loan
   02-17-13             7.75                  500,000(g,h)            510,415
Merrill
 Term Loan
   12-22-12             7.14                  300,000(g,h)            302,064
Newpage
 Secured
   05-01-12            10.93                  250,000(g)              273,750
Newpage
 Tranche B 1st Lien Term Loan
   04-22-11             7.96                  425,884(g,h)            426,417
Smurfit Stone Container
 Tranche C1 Term Loan
   11-01-11             7.14                  795,451(g,h)            806,054
Total                                                               3,446,652

RAILROADS (0.4%)
Kansas City Southern Railway
 Term Loan
   04-28-13             6.88                  456,779(b,g,h)          456,779

REITS (1.1%)
Capital Automotive LP
 Tranche B Term Loan
   12-16-10             6.58                1,249,988(g,h)          1,259,138

RESTAURANTS (3.1%)
Arby's Restaurant Group
 Term Loan
   07-25-12             7.00                  473,807(g,h)            477,782
Burger King
 Tranche B1 Term Loan
   06-30-12             6.50                  750,000(b,g,h)          751,740
Del Taco
 Tranche B Term Loan
   03-29-13             7.23                1,000,000(g,h)          1,008,749
Denny's
 1st Lien Term Loan
   09-30-09             8.00                  486,338(g,h)            493,482
Domino's
 Tranche B Term Loan
   06-25-10             6.49                  500,000(g,h)            502,970
El Pollo Loco
 Term Loan
   11-15-11             7.77                  498,750(g,h)            505,299
Total                                                               3,740,022

RETAILERS (3.1%)
AutoNation
   04-15-13             7.04                  375,000(d,g)            381,563
Jean Coutu Group
 Tranche B Term Loan
   07-30-11             7.19                  651,211(g,h)            656,817
Neiman Marcus
 1st Lien Term Loan
   04-04-13             7.34                  400,000(g,h)            405,144

BONDS (CONTINUED)

ISSUER                COUPON                PRINCIPAL                VALUE(a)
                       RATE                  AMOUNT

RETAILERS (CONT.)
Niagara Acquisition
 Tranche B Term Loan
   02-11-12             6.92%                $498,741(g,h)           $505,184
Pep Boys-Manny Moe & Jack
 Term Loan
   01-27-11             7.89                  500,000(g,h)            508,125
The Pantry
 Tranche B Term Loan
   01-02-12             6.58                  500,000(b,g,h)          504,375
TravelCenters of America
 Tranche C Term Loan
   12-03-11             6.62                  498,750(g,h)            503,269
United Auto Group
   03-15-12             9.63                  250,000                 265,938
Total                                                               3,730,415

TECHNOLOGY (4.4%)
Activant Solutions
 Sr Nts
   04-01-10            10.99                  250,000(d,g)            255,000
Affiliated Computer Service
 Tranche B1 Term Loan
   08-20-13             6.43                  399,000(g,h)            401,993
Audatex
 1st Lien Term Loan
   04-01-13             7.33                2,000,000(g,h)          2,024,999
Freescale Semiconductor
 Sr Nts
   07-15-09             7.82                  250,000(g)              255,625
Nuance Communication
 Term Loan
   03-31-13             7.08                1,000,000(g,h)          1,007,500
Sensata Technologies
 Term Loan
   04-27-13             6.86                1,000,000(b,g,h)        1,004,060
SunGard Data Systems
 Tranche B Term Loan
   02-11-13             7.22                  299,246(g,h)            302,514
Total                                                               5,251,691

TOBACCO (0.7%)
Alliance One Intl
 Tranche B Term Loan
   05-17-10             8.48                  299,244(g,h)            302,237
Commonwealth Brands
 Tranche B Term Loan
   12-22-12             7.00                  500,000(g,h)            505,625
Total                                                                 807,862

TRANSPORTATION SERVICES (0.9%)
Avis Budget Car Rental
 Sr Nts
   05-15-14             7.58                  550,000(d,g)            565,813
Hertz
 Term Loan
   12-21-12             4.93                   55,556(g,h)             56,042
   12-21-12             6.00                   65,111(b,g,h)           65,599
   12-21-12             7.10                  378,385(g,h)            381,518
Total                                                               1,068,972

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 - RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                COUPON                PRINCIPAL                VALUE(a)
                       RATE                  AMOUNT

WIRELESS (2.1%)
Centennial Cellular Operations
 Tranche C Term Loan
   02-09-11             7.21%                $500,000(g,h)           $505,980
Centennial Communications
 Sr Nts
   01-01-13            10.74                  250,000(g)              261,250
Cricket Communications
 Tranche B Term Loan
   12-28-10             7.48                  498,737(g,h)            505,346
Dobson Cellular Systems
 Secured
   11-01-11             9.43                  250,000(g)              258,750
Madison River Capital
 Tranche B1 Term Loan
   07-29-12             7.00                  500,000(g,h)            505,780
Rural Cellular
 Secured
   03-15-10             9.41                  500,000(g)              510,625
Total                                                               2,547,731

BONDS (CONTINUED)

ISSUER                COUPON                PRINCIPAL                VALUE(a)
                       RATE                  AMOUNT

WIRELINES (2.3%)
Alaska Communications System
 Tranche B2 1st Lien Term Loan
   02-01-12             6.56%                $250,000(g,h)           $251,875
Alaska Communications
 Term Loan
   02-01-12             6.76                  500,000(g,h)            503,000
Iowa Telecom
 Tranche B Term Loan
   11-23-11             6.76                  750,000(g,h)            756,187
Qwest Communications Intl
   02-15-09             8.25                  250,000(g)              255,000
Time Warner Telecom Holdings Secured
   02-15-11             8.75                  500,000(g)              510,000
Time Warner Telecom Holdings
 Tranche B Term Loan
   11-30-10             6.87                  498,750(g,h)            505,608
Total                                                               2,781,670

TOTAL BONDS
(COST: $109,116,385)                                             $109,442,404

SHORT-TERM SECURITIES (16.2%)

ISSUER               EFFECTIVE              PRINCIPAL                VALUE(a)
                       YIELD                 AMOUNT

COMMERCIAL PAPER
Amsterdam Funding
   05-01-06             4.77%              $3,000,000(i)           $2,998,808
Chesham Finance LLC
   05-01-06             4.83                5,000,000               4,997,988
Gemini Securitization
   05-01-06             4.82                2,700,000(i)            2,698,915
General Electric Capital
   05-01-06             4.83                3,000,000               2,998,793
Park Granada LLC
   05-01-06             4.85                4,700,000(i)            4,698,100
   05-01-06             4.88                1,000,000(i)              999,593

TOTAL SHORT-TERM SECURITIES
(COST: $19,394,798)                                               $19,392,197

TOTAL INVESTMENTS IN SECURITIES
(COST: $128,511,183)(j)                                          $128,834,601

NOTES TO INVESTMENTS IN SECURITIES

(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b) At April 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $14,453,051.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2006, the value of foreign securities represented 0.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $2,260,431 or 1.9% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $11,395,416 or 9.5% of net assets.

(j) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $128,511,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $  534,000
       Unrealized depreciation                                       (210,000)
       ----------------------------------------------------------------------
       Net unrealized appreciation                                 $  324,000
       ----------------------------------------------------------------------

--------------------------------------------------------------------------------
5 - RIVERSOURCE FLOATING RATE FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
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                                                              S-6501-80 E (6/06)

                               PORTFOLIO HOLDINGS

                                       FOR

                      RIVERSOURCE INCOME OPPORTUNITIES FUND

                                AT APRIL 30, 2006


INVESTMENTS IN SECURITIES

RiverSource Income Opportunities Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (97.3%)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

ASSET-BACKED (1.7%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09             6.82%              $1,600,000(d,e)         $1,600,432
Metris Master Trust
  Series 2004-2 Cl D
   10-20-10             8.17               3,745,000(d,e)           3,773,050
Metris Master Trust
  Series 2005-1A Cl D
   03-21-11             6.82                  775,000(d,e)            776,565
Total                                                               6,150,047

AEROSPACE & DEFENSE (3.6%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12             8.00                2,135,000               2,193,713
CPI Holdco
  Sr Nts
   02-01-15            10.56                1,255,000(e)            1,298,925
DRS Technologies
   02-01-16             6.63                4,895,000               4,846,050
L-3 Communications
   06-15-12             7.63                1,285,000               1,329,975
   07-15-13             6.13                  320,000                 307,200
L-3 Communications
  Sr Sub Nts
   01-15-15             5.88                1,550,000               1,457,000
L-3 Communications
  Sr Sub Nts
  Series B
   10-15-15             6.38                1,750,000               1,697,500
Total                                                              13,130,363


BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

AUTOMOTIVE (3.9%)
Ford Motor Credit
   06-16-08             6.63%              $2,300,000              $2,160,951
GMAC
   08-28-07             6.13                  605,000                 588,081
   09-15-11             6.88                7,830,000               7,335,143
   11-01-31             8.00                  865,000                 817,425
Lear
  Series B
   05-15-09             8.11                3,265,000               3,207,863
Total                                                              14,109,463

BROKERAGE (0.8%)
LaBranche & Co
  Sr Nts
   05-15-12            11.00                2,560,000               2,841,600

BUILDING MATERIALS (1.3%)
Ainsworth Lumber
   10-01-12             7.25                1,220,000(c)            1,094,950
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11             9.00                3,505,000               3,662,725
Total                                                               4,757,675

CHEMICALS (6.4%)
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14             9.63                1,643,000               1,807,300
Chemtura
   06-01-16             6.88                  754,000                 751,831
Georgia Gulf
  Sr Nts
   12-15-13             7.13                3,710,000               3,774,924
Hexion US Finance/Nova Scotia Finance
  Secured
   07-15-14             9.00                1,690,000               1,744,925

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

CHEMICALS (CONT.)
INEOS Group Holdings
   02-15-16             8.50%                $930,000(c,d)           $883,500
INVISTA
   05-01-12             9.25                3,525,000(d)            3,762,938
MacDermid
   07-15-11             9.13                1,825,000               1,916,250
NALCO
  Sr Nts
   11-15-11             7.75                3,170,000               3,185,850
PQ
   02-15-13             7.50                2,930,000(d)            2,783,500
Resolution Performance Products LLC/Capital
  Secured
   04-15-10             9.50                2,465,000               2,588,250
Total                                                              23,199,268

CONSTRUCTION MACHINERY (0.5%)
Case New Holland
  Sr Nts
   03-01-14             7.13                1,035,000(d)            1,016,888
United Rentals North America
   02-15-12             6.50                  790,000                 774,200
Total                                                               1,791,088

CONSUMER PRODUCTS (1.9%)
Sealy Mattress
  Sr Sub Nts
   06-15-14             8.25                1,695,000               1,779,750
Spectrum Brands
  Sr Sub Nts
   10-01-13             8.50                2,050,000               1,809,125
Visant
   10-01-12             7.63                3,315,000               3,290,138
Total                                                               6,879,013


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

1 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

DIVERSIFIED MANUFACTURING (0.8%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13             8.50%                $325,000                $318,500
Covalence Specialty Materials
  Sr Sub Nts
   03-01-16            10.25                1,320,000(d)            1,366,200
TriMas
   06-15-12             9.88                1,115,000               1,045,313
Total                                                               2,730,013

ELECTRIC (10.5%)
Aquila Canada Finance
   06-15-11             7.75                2,625,000(c)            2,716,875
Aquila
  Sr Nts
   11-15-09             7.63                1,645,000               1,688,181
   02-01-11             9.95                  965,000               1,068,738
Dynegy Holdings
   05-15-18             7.13                1,420,000               1,285,100
Dynegy Holdings
  Sr Unsecured
   05-01-16             8.38                2,030,000(d)            2,019,850
Florida Power & Light
  1st Mtge
   09-01-35             5.40                1,600,000               1,426,859
IPALCO Enterprises
  Secured
   11-14-11             8.63                4,995,000               5,444,550
Midwest Generation LLC
  Series B
   01-02-16             8.56                3,582,177               3,870,953
Mirant Americas Generation LLC
  Sr Nts
   05-01-11             8.30                1,100,000               1,135,750
Mirant North America LLC
  Sr Nts
   12-31-13             7.38                2,180,000(d)            2,188,175
Nevada Power
   04-15-12             6.50                2,300,000               2,316,546
NRG Energy
   02-01-14             7.25                2,745,000               2,758,725
PacifiCorp
  1st Mtge
   06-15-35             5.25                3,865,000               3,342,448
Reliant Energy
  Secured
   07-15-13             9.50                1,345,000               1,365,175
Salton Sea Funding
  Sr Nts Series C
   05-30-10             7.84                  309,429                 316,778
Sierra Pacific Power
   04-15-12             6.25                1,045,000               1,041,781
   05-15-16             6.00                1,040,000(d)            1,007,351
Southern California Edison
  1st Mtge
   04-01-35             5.75                2,810,000               2,610,594
Southern California Edison
  1st Mtge Series 2005-E
   07-15-35             5.35                1,130,000                 989,376
Total                                                              38,593,805

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

ENTERTAINMENT (1.1%)
AMC Entertainment
  Series B
   08-15-12             8.63%              $1,700,000              $1,776,500
Hit Entertainment
  Tranche C Term Loan
   02-24-12             8.88                  800,000(e,h)            805,832
Universal City Florida Holdings I/II
  Sr Nts
   05-01-10             9.43                1,415,000(e)            1,457,450
Total                                                               4,039,782

ENVIRONMENTAL (1.0%)
Allied Waste North America
  Secured
   04-15-11             6.38                  295,000                 289,100
Allied Waste North America
  Secured Series B
   02-15-11             5.75                1,785,000               1,704,675
Allied Waste North America
  Series B
   09-01-12             9.25                  765,000                 824,288
Clean Harbors
   07-15-12            11.25                  745,000                 841,850
Total                                                               3,659,913

FOOD AND BEVERAGE (2.0%)
ASG Consolidated LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11             9.86                1,320,000(g)            1,102,200
Cott Beverages USA
   12-15-11             8.00                3,300,000               3,357,750
Pinnacle Foods Holding
  Sr Sub Nts
   12-01-13             8.25                2,650,000               2,656,625
Total                                                               7,116,575

GAMING (7.4%)
Boyd Gaming
  Sr Sub Nts
   02-01-16             7.13                  880,000                 881,100
Caesars Entertainment
  Sr Nts
   04-15-13             7.00                1,465,000               1,524,524
Caesars Entertainment
  Sr Sub Nts
   09-15-08             8.88                  200,000                 212,000
   03-15-10             7.88                  350,000                 369,250
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12            10.13                2,715,000               2,905,050
Kerzner Intl
  Sr Sub Nts
   10-01-15             6.75                1,045,000(c)            1,084,188
Majestic Star Casino LLC/Capital
   10-15-10             9.50                2,865,000               3,051,225
Mandalay Resort Group
  Sr Nts
   12-15-11             6.38                  300,000                 292,875

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

GAMING (CONT.)
MGM MIRAGE
   10-01-09             6.00%                $150,000                $147,750
   09-15-10             8.50                1,825,000               1,936,781
   07-15-15             6.63                  850,000                 823,438
MGM MIRAGE
  Sr Nts
   02-27-14             5.88                  725,000                 674,250
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13             6.13                1,140,000               1,107,225
MTR Gaming Group
  Series B
   04-01-10             9.75                1,300,000               1,381,250
River Rock Entertainment Authority
  Sr Nts
   11-01-11             9.75                1,110,000               1,196,025
Seneca Gaming
  Sr Nts
   05-01-12             7.25                  695,000                 691,525
Station Casinos
  Sr Nts
   04-01-12             6.00                1,200,000               1,167,000
Tunica-Biloxi Gaming Authority
  Sr Unsecured
   11-15-15             9.00                3,930,000(d)            4,067,550
Wheeling Island Gaming
   12-15-09            10.13                1,465,000               1,530,925
Wynn Las Vegas LLC/Capital
  1st Mtge
   12-01-14             6.63                1,850,000               1,799,125
Total                                                              26,843,056

GAS PIPELINES (4.7%)
Colorado Interstate Gas
  Sr Nts
   03-15-15             5.95                1,265,000               1,196,643
   11-15-15             6.80                  400,000(d)              404,500
Copano Energy LLC
  Sr Nts
   03-01-16             8.13                1,290,000(d)            1,325,475
Southern Star Central
   03-01-16             6.75                3,670,000(d)            3,660,825
Transcontinental Gas Pipe Line
   07-15-26             7.08                2,075,000               2,077,594
   12-01-26             7.25                3,750,000               3,843,749
Transcontinental Gas Pipe Line
  Sr Nts
   04-15-16             6.40                1,830,000(d)            1,818,563
Williams Companies
   09-01-21             7.88                2,600,000               2,769,000
Total                                                              17,096,349

HEALTH CARE (7.4%)
Accellent
   12-01-13            10.50                  800,000                 860,000
Coventry Health Care
  Sr Nts
   01-15-12             5.88                1,630,000               1,597,400
DaVita
   03-15-13             6.63                  860,000                 849,250
   03-15-15             7.25                1,400,000               1,400,000


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

2 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

HEALTH CARE (CONT.)
HCA
   02-15-16             6.50%              $1,190,000              $1,144,792
HCA
  Sr Nts
   02-01-11             7.88                  500,000                 523,835
   05-01-12             6.95                1,100,000               1,103,777
   03-15-14             5.75                1,375,000               1,276,241
HCA
  Sr Unsecured
   01-15-15             6.38                1,205,000               1,160,246
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14             8.75                1,785,000               1,802,850
MedCath Holdings
  Sr Nts
   07-15-12             9.88                2,615,000               2,706,525
MultiPlan
  Sr Sub Nts
   04-15-16            10.38                  890,000(d)              907,800
Omnicare
  Sr Sub Nts
   12-15-13             6.75                1,605,000               1,586,944
   12-15-15             6.88                1,905,000               1,883,569
Select Medical
   02-01-15             7.63                3,575,000               3,226,438
Triad Hospitals
  Sr Nts
   05-15-12             7.00                3,510,000               3,483,674
US Oncology
   08-15-12             9.00                1,250,000               1,325,000
Total                                                              26,838,341

HOME CONSTRUCTION (2.0%)
DR Horton
  Sr Nts
   05-01-13             6.88                  200,000                 203,704
   02-15-15             5.25                  800,000                 728,291
K Hovnanian Enterprises
   05-15-16             7.50                1,640,000               1,620,773
Meritage Homes
   03-15-15             6.25                1,255,000               1,129,500
Meritage Homes
  Sr Nts
   05-01-14             7.00                  800,000                 758,000
Standard-Pacific
  Sr Nts
   05-15-11             6.88                  775,000                 744,000
   03-15-13             7.75                  150,000                 147,375
   08-15-15             7.00                1,435,000               1,334,550
Stanley-Martin Communities LLC
   08-15-15             9.75                  780,000(d)              713,700
Total                                                               7,379,893


BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

INDEPENDENT ENERGY (4.6%)
Chesapeake Energy
  Sr Nts
   09-15-13             7.50%                $765,000                $786,038
   08-15-14             7.00                  910,000                 912,275
   06-15-15             6.38                2,655,000               2,542,163
Compton Petroleum Finance
   12-01-13             7.63                  955,000(c,d)            945,450
   12-01-13             7.63                1,175,000(c)            1,163,250
Encore Acquisition
  Sr Sub Nts
   04-15-14             6.25                  634,000                 602,300
   07-15-15             6.00                  775,000                 716,875
Hilcorp Energy I LP/Finance
  Sr Nts
   11-01-15             7.75                2,715,000(d)            2,674,274
Pioneer Natural Resources
   05-01-18             6.88                1,375,000(b)            1,377,613
Pioneer Natural Resources
  Sr Nts
   07-15-16             5.88                3,855,000               3,630,642
VeraSun Energy
  Secured
   12-15-12             9.88                1,310,000(d)            1,395,150
Total                                                              16,746,030

INTEGRATED ENERGY (0.2%)
Denbury Resources
  Sr Sub Nts
   12-15-15             7.50                  625,000                 640,625

MEDIA CABLE (2.5%)
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12             8.00                  750,000(d)              753,750
   04-30-14             8.38                1,980,000(d)            1,989,900
CSC Holdings
  Sr Nts
   07-15-08             7.25                  375,000                 379,219
CSC Holdings
  Sr Nts Series B
   04-01-11             7.63                2,130,000               2,167,275
DIRECTV Holdings LLC
   06-15-15             6.38                  370,000                 361,675
Echostar DBS
   02-01-16             7.13                3,365,000(d)            3,280,875
Total                                                               8,932,694


BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

MEDIA NON CABLE (8.9%)
Clear Channel Communications
   09-15-14             5.50%                $950,000                $875,568
   06-15-18             6.88                  475,000                 458,193
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10             8.50                2,044,000               2,156,420
Dex Media
(Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13             8.11                1,780,000(g)            1,513,000
Emmis Operating
  Sr Sub Nts
   05-15-12             6.88                1,745,000               1,699,194
Entercom Radio LLC/Capital
   03-01-14             7.63                2,510,000               2,547,650
Hughes Network Systems LLC/Finance
  Sr Nts
   04-15-14             9.50                1,230,000(d)            1,253,063
Lamar Media
   01-01-13             7.25                2,950,000               2,957,374
   08-15-15             6.63                  685,000                 666,163
Liberty Media
   07-15-29             8.50                  775,000                 752,364
Liberty Media
  Sr Nts
   05-15-13             5.70                3,585,000               3,336,057
LIN TV
  Series B
   05-15-13             6.50                  445,000                 411,625
LIN TV
  Sr Sub Nts
   05-15-13             6.50                  825,000                 763,125
MediaNews Group
  Sr Sub Nts
   10-01-13             6.88                1,955,000               1,788,825
Radio One
   02-15-13             6.38                1,540,000               1,447,600
Rainbow Natl Services LLC
  Sr Nts
   09-01-12             8.75                1,405,000(d)            1,499,838
Rainbow Natl Services LLC
  Sr Sub Deb
   09-01-14            10.38                  750,000(d)              841,875
Salem Communications
   12-15-10             7.75                3,800,000               3,856,999
Sinclair Broadcast Group
   03-15-12             8.00                1,075,000               1,093,813
Sun Media
   02-15-13             7.63                2,660,000(c)            2,719,849
Total                                                              32,638,595


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

3 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

METALS (0.6%)
California Steel Inds
  Sr Nts
   03-15-14             6.13%                $800,000                $764,000
Euramax
  Tranche B Term Loan
   08-08-13            11.54                  750,000(e,h)            753,285
Novelis
  Sr Nts
   02-15-15             7.75                  800,000(c,d)            776,000
Total                                                               2,293,285

OIL FIELD SERVICES (2.8%)
Bristow Group
   06-15-13             6.13                2,960,000               2,782,400
Chaparral Energy
  Sr Nts
   12-01-15             8.50                1,990,000(d)            2,049,700
Chart Inds
  Sr Sub Nts
   10-15-15             9.13                2,475,000(d)            2,604,938
Grant Prideco
  Sr Unsecured Series B
   08-15-15             6.13                  390,000                 373,425
Pride Intl
  Sr Nts
   07-15-14             7.38                  580,000                 601,750
Quicksilver Resources
   04-01-16             7.13                1,805,000               1,777,925
Total                                                              10,190,138

OTHER FINANCIAL INSTITUTIONS (2.9%)
Cardtronics
  Sr Sub Nts
   08-15-13             9.25                2,720,000(d)            2,699,600
Residential Capital
   02-22-11             6.00                1,900,000               1,861,118
Residential Capital
  Sr Nts
   04-17-13             6.50                1,300,000               1,295,707
Residential Capital
  Sr Unsecured
   06-30-15             6.88                1,675,000               1,698,048
Triad Acquisition
  Sr Unsecured
  Series B
   05-01-13            11.13                2,890,000               2,861,101
Total                                                              10,415,574

PACKAGING (1.1%)
Owens-Brockway Glass Container
   05-15-11             7.75                1,515,000               1,560,450
Plastipak Holdings
  Sr Nts
   12-15-15             8.50                  805,000(d)              813,050
Silgan Holdings
  Sr Sub Nts
   11-15-13             6.75                  800,000                 792,000
Solo Cup
  Sr Sub Nts
   02-15-14             8.50                  855,000                 812,250
Total                                                               3,977,750

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

PAPER (4.7%)
Boise Cascade LLC
   10-15-14             7.13%                $800,000                $760,000
Cascades
  Sr Nts
   02-15-13             7.25                2,300,000(c)            2,179,250
Crown Americas LLC/Capital
  Sr Nts
   11-15-15             7.75                  720,000(d)              739,800
Georgia-Pacific
  1st Lien Term Loan
   02-17-12             6.75                1,396,500(e,h)          1,403,594
Georgia-Pacific
  2nd Lien Term Loan
   02-17-13             7.75                4,600,000(e,h)          4,695,817
Jefferson Smurfit US
   06-01-13             7.50                  600,000                 559,500
JSG Funding
  Sr Nts
   10-01-12             9.63                2,580,000(c)            2,721,900
NewPage
  Secured
   05-01-12            10.00                1,750,000               1,874,688
Smurfit-Stone Container Enterprises
  Sr Nts
   02-01-11             9.75                2,055,000               2,111,513
Total                                                              17,046,062

RETAILERS (3.2%)
AutoNation
   04-15-14             7.00                1,385,000(d)            1,391,925
General Nutrition Centers
   01-15-11             8.63                1,965,000               2,014,125
Jean Coutu Group
  Sr Nts
   08-01-12             7.63                  650,000(c)              638,625
NBTY
  Sr Sub Nts
   10-01-15             7.13                1,380,000(d)            1,307,550
Toys "R" Us
   10-15-18             7.38                  780,000                 577,200
Toys "R" Us
  Term Loan
   08-21-06             9.86                2,762,105(e,f,h)        2,755,200
United Auto Group
   03-15-12             9.63                2,820,000               2,999,775
Total                                                              11,684,400

TECHNOLOGY (0.8%)
Flextronics Intl
  Sr Sub Nts
   11-15-14             6.25                1,550,000(c)            1,507,375
SunGard Data Systems
  Sr Unsecured
   08-15-13             9.13                1,380,000(d)            1,473,150
Total                                                               2,980,525


BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

TRANSPORTATION SERVICES (1.8%)
Avis Budget Car Rental LLC/Finance
  Sr Nts
   05-15-14             7.63%              $1,205,000(d)           $1,226,088
   05-15-16             7.75                  885,000(d)              902,700
Hertz
  Sr Nts
   01-01-14             8.88                1,835,000(d)            1,949,688
Hertz
  Sr Sub Nts
   01-01-16            10.50                2,255,000(d)            2,494,593
Total                                                               6,573,069

WIRELESS (3.3%)
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14             8.13                2,315,000               2,384,449
Dobson Cellular Systems
  Secured
   11-01-11             8.38                1,765,000               1,870,900
Rogers Wireless
  Secured
   12-15-10             8.04                  785,000(c,e)            808,550
   05-01-11             9.63                1,275,000(c)            1,443,938
   12-15-12             7.25                  940,000(c)              974,075
   03-01-14             6.38                   55,000(c)               54,175
Rogers Wireless
  Sr Sub Nts
   12-15-12             8.00                  755,000(c)              792,750
Rural Cellular
  Secured
   03-15-12             8.25                1,815,000(b,d)          1,905,750
US Cellular
  Sr Nts
   12-15-33             6.70                1,850,000               1,772,598
Total                                                              12,007,185

WIRELINES (2.9%)
Citizens Communications
   05-15-11             9.25                  775,000                 851,531
GCI
  Sr Nts
   02-15-14             7.25                1,385,000               1,364,225
Nordic Telephone Co Holdings
  Sr Nts
   05-01-16             8.88                  965,000(b,c,d)        1,001,188
Qwest
   11-15-08             5.63                  475,000                 467,875
   03-15-12             8.88                2,165,000               2,370,675
Qwest
  Sr Nts
   06-15-13             8.16                  790,000(e)              860,113
Qwest
  Tranche B Term Loan
   06-30-10             6.95                1,000,000(e,h)          1,015,420
Valor Telecommunications Enterprises LLC/Finance
   02-15-15             7.75                2,365,000               2,459,599
Total                                                              10,390,626

TOTAL BONDS
(Cost: $354,221,648)                                             $353,672,802

TOTAL INVESTMENTS IN SECURITIES
(Cost: $354,221,648)(i)                                          $353,672,802


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------

4 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b) At April 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,249,332.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2006, the value of foreign securities represented 6.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
     April 30, 2006, the value of these securities amounted to $72,046,757 or 19.8% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2006, is as follows:

     SECURITY                        ACQUISITION DATE                COST
     Toys "R" Us
        9.86% Term Loan 2006       08-24-05 thru 01-06-06        $  2,718,197

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $354,222,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $  3,791,000
     Unrealized depreciation                                       (4,340,000)
     -------------------------------------------------------------------------
     Net unrealized depreciation                                 $   (549,000)
     -------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------

5 - RIVERSOURCE INCOME OPPORTUNITIES FUND - PORTFOLIO HOLDINGS AT APRIL 30, 2006


                                                             S-6266-80 E (6/06)

                               PORTFOLIO HOLDINGS

                                       FOR

                         RIVERSOURCE INFLATION PROTECTED

                                 SECURITIES FUND

                                AT APRIL 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Inflation Protected Securities Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (98.4%)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

SOVEREIGN (1.0%)
Bundesrepublik Deutschland
 (European Monetary Unit)
   01-04-07             6.00%               2,075,000(c)           $2,667,952

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (97.4%)(b)
Tennessee Valley Authority
   01-16-07             3.38                6,269,450               6,320,887

U.S. Treasury Inflation-Indexed Bond
   01-15-07             3.38               11,955,841              12,097,656
   04-15-10             0.88               23,347,970              22,205,775
   01-15-11             3.50                8,161,225               8,643,136
   04-15-11             2.38                7,506,525               7,550,977

BONDS (CONTINUED)

ISSUER                 COUPON               PRINCIPAL                VALUE(a)
                        RATE                 AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
   07-15-12             3.00%             $37,240,317             $38,818,580
   01-15-14             2.00               36,651,864              35,767,950
   07-15-14             2.00               21,763,448              21,211,412
   01-15-15             1.63               24,740,712              23,320,655
   01-15-16             2.00               27,124,932              26,225,079
   01-15-25             2.38               15,534,781              15,348,901
   04-15-28             3.63               32,573,720              40,052,271
   04-15-29             3.88               12,132,738              15,227,594
Total                                                             272,790,873

TOTAL BONDS
(Cost: $283,835,680)                                             $275,458,825

SHORT-TERM SECURITIES (1.5%)

ISSUER                 COUPON                AMOUNT                  VALUE(a)
                        RATE               PAYABLE AT
                                            MATURITY
COMMERCIAL PAPER
Park Granada LLC
   05-01-06             4.88%              $4,200,000(d)           $4,198,292

TOTAL SHORT-TERM SECURITIES
(Cost: $4,198,861)                                                 $4,198,292

TOTAL INVESTMENTS IN SECURITIES
(Cost: $288,034,541)(e)                                          $279,657,117

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2006, the value of foreign securities represented 1.0% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $4,198,292 or 1.5% of net assets.

(e) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $288,035,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $ 125,000
Unrealized depreciation                                             (8,503,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(8,378,000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 -- RIVERSOURCE INFLATION PROTECTED SECURITIES FUND
  -- PORTFOLIO HOLDINGS AT APRIL 30, 2006

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE INFLATION PROTECTED SECURITIES FUND
  -- PORTFOLIO HOLDINGS AT APRIL 30, 2006

                                                              S-6280-80 E (6/06)

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE LIMITED DURATION BOND FUND

                               AT APRIL 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Limited Duration Bond Fund

APRIL 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)


BONDS (103.0%)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

SOVEREIGN (1.1%)
Bundesrepublik Deutschland
   (European Monetary Unit)
     01-04-07             6.00%    1,622,000(c)              $2,085,503

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (27.8%)
Federal Farm Credit Bank
     10-10-08             4.25       720,000                    705,788
Federal Home Loan Bank
     01-18-08             4.63     3,050,000                  3,025,570
     02-08-08             4.63       785,000                    777,929
Federal Home Loan Mtge Corp
     09-15-06             3.63     2,270,000                  2,257,077
     08-17-07             4.00     2,480,000                  2,443,909
     06-15-08             3.88     3,665,000                  3,573,815
     12-19-08             4.63     1,125,000                  1,111,241
     03-15-09             5.75       525,000                    533,135
     07-12-10             4.13     4,206,000                  4,030,719
Federal Natl Mtge Assn
     05-15-07             3.88       700,000                    690,970
     01-15-08             4.63     3,860,000                  3,823,619
     10-15-08             4.50       810,000                    798,006
     02-15-09             3.25     6,155,000                  5,852,930
U.S. Treasury
     11-30-06             2.88     1,050,000                  1,037,531
     06-30-07             3.63       640,000                    630,600
     09-30-07             4.00     8,300,000                  8,198,191
     10-15-08             3.13       870,000                    835,098
     03-31-11             4.75       815,000                    808,569
     02-15-16             4.50     9,385,000                  8,975,869
     08-15-23             6.25       670,000                    740,455
     02-15-26             6.00     2,735,000                  2,962,560
     02-15-31             5.38        10,000                     10,150
Total                                                        53,823,731

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

ASSET-BACKED (2.0%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
     04-20-08             2.76%     $175,000(d,g)              $171,652
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
     12-06-10             4.87       150,000                    148,758
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
     04-20-11             4.29       350,000(d,g)               334,835
Capital Auto Receivables Asset Trust
   Series 2004-1
     09-15-10             2.84       250,000                    242,833
Capital One Auto Finance Trust
   Series 2005-BSS Cl A3
     11-15-09             4.08       325,000                    318,928
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
     03-15-10             4.35       200,000                    196,206
College Loan Corporation Trust
   Interest Only
   Series 2006-1 Cl AIO
     07-25-08             5.62       975,000(h)                 204,835
Countrywide Asset-Backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36             4.92       105,000                     99,886
Countrywide Asset-Backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36             5.22       303,134(i)                 303,323
Franklin Auto Trust
   Series 2004-1 Cl A3 (MBIA)
     03-15-12             4.15       100,000(g)                  98,232
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
     09-15-09             3.40       250,000(g)                 247,733

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

ASSET-BACKED (CONT.)
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
     03-16-09             2.94%     $250,000                   $245,430
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35             4.49       195,000                    190,835
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36             5.57       285,000                    283,732
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36             5.10       635,000(i)                 635,198
WFS Financial Owner Trust
   Series 2004-1 Cl D
     08-22-11             3.17       146,629                    143,569
Total                                                         3,865,985

COMMERCIAL MORTGAGE-BACKED (14.5%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42             4.89       250,000                    244,006
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
     09-10-47             5.18       500,000                    482,822
Banc of America Large Loan
   Series 2005-BOCA Cl A1
     12-15-16             5.02       219,160(d,i)               219,193
Banc of America Large Loan
   Series 2005-BOCA Cl A2
     12-15-16             5.07       150,000(d,i)               150,070
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21             5.30       225,000(d,i)               224,991
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21             5.36       250,000(d,i)               249,990

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1 - RIVERSOURCE LIMITED DURATION BOND FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21             5.45%     $175,000(d,i)              $174,993
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42             4.57       350,000                    334,824
Bear Stearns Commercial Mtge Securities
   Series 2004-T16 Cl A3
     02-13-46             4.03       240,000                    229,330
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40             5.41       350,000                    341,584
Bear Stearns Commercial Mtge Securities
   Series 2005-PWR8 Cl A1
     06-11-41             4.21       446,400                    434,646
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42             5.16       200,000                    188,188
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
     11-20-14             4.46       163,757(d)                 159,276
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30             5.68       350,000                    352,784
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51             4.15       485,371(d)                 474,444
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl A4
     07-15-44             5.23       525,000                    509,362
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
     07-15-44             5.23       175,000                    171,516
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2006-CD2 Cl A2
     01-15-46             5.41       600,000                    597,061
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
     02-05-19             5.14       150,000(d,i)               149,992
Credit Suisse Mtge Capital Ctfs
   Series 2006-C1 Cl A2
     02-15-39             5.51       725,000                    725,312
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
     11-15-36             4.49       332,310                    323,101
CS First Boston Mtge Securities
   Series 2005-C5 Cl A2
     08-15-38             5.10       175,000                    172,356
Federal Natl Mtge Assn #386558
     10-01-10             4.85       483,986                    471,429
Federal Natl Mtge Assn #387166
     11-01-11             4.33       318,007                    301,080
Federal Natl Mtge Assn #735029
     09-01-13             5.28       489,339                    481,751
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40             4.12       200,000                    191,274

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
GE Capital Commercial Mtge
   Series 2005-C1 Cl A5
     06-10-48             4.77%     $400,000(j)                $374,714
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
     07-10-45             4.59       318,489                    312,273
General Electric Capital Assurance
   Series 2003-1 Cl A3
     05-12-35             4.77       575,000(d)                 557,478
GMAC Commercial Mtge Securities
   Series 2004-C3 Cl A4
     12-10-41             4.55       400,000                    381,088
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
     05-10-43             4.21       271,103                    264,213
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A4
     06-10-36             4.76       900,000                    875,973
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36             4.88       175,000                    170,471
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38             4.96       300,000                    293,060
GS Mtge Securities II
   Series 2005-GG4 Cl A1
     07-10-39             4.37       404,922                    395,475
GS Mtge Securities II
   Series 2006-GG6 Cl A2
     04-10-38             5.51       900,000                    900,024
GS Mtge Securities II
   Series 2006-GG6 Cl A4
     04-10-38             5.55       375,000                    369,883
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37             4.37       360,711                    351,764
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A1
     07-12-37             4.39       489,622                    469,156
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37             5.26       375,000                    366,066
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37             4.13       393,232                    375,957
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39             3.97       222,678                    214,243
JPMorgan Chase Commercial Mtge Securities
   Series 2004-C2 Cl A2
     05-15-41             5.09       350,000                    343,901
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37             4.18       150,000                    144,135
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42             4.33       376,997                    368,545

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A4
     12-15-44             5.18%     $500,000                   $483,510
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A2
     12-12-44             5.44     1,200,000                  1,197,943
JPMorgan Chase Commercial Mtge Securities
   Series 2006-CB14 Cl A4
     12-12-44             5.48       300,000                    293,193
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
     04-15-43             5.49       450,000                    444,556
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26             4.56       250,000                    241,082
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
     09-15-31             4.85       500,000                    480,665
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29             3.97       250,000                    230,538
LB-UBS Commercial Mtge Trust
   Series 2004-C4 Cl A3
     06-15-29             4.98       200,000                    197,438
LB-UBS Commercial Mtge Trust
   Series 2004-C6 Cl A4
     08-15-29             4.58       350,000                    336,284
LB-UBS Commercial Mtge Trust
   Series 2004-C7 Cl A2
     10-15-29             3.99       400,000                    381,048
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29             4.20       350,000                    335,808
LB-UBS Commercial Mtge Trust
   Series 2005-C3 Cl A1
     07-15-30             4.39       182,621                    179,654
LB-UBS Commercial Mtge Trust
   Series 2005-C3 Cl A2
     07-15-30             4.55       825,000                    799,163
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
     09-15-30             4.89       325,000                    317,015
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
     03-15-32             5.64       420,000                    418,391
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
     06-12-43             4.22       324,105                    316,575
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41             4.34       275,000                    266,204
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40             4.59       300,000                    285,117
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
     09-15-42             5.23       350,000                    337,497

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
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


BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
     06-12-47             4.85%     $600,000                   $575,210
Morgan Stanley Capital I
   Series 2006-T21 Cl A1
     10-12-52             4.93       976,773                    963,202
Morgan Stanley, Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39             5.98       450,000                    458,212
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36             3.67       313,159                    298,053
Wachovia Bank Commercial Mtge Trust
   Series 2005-C16 Cl A2
     10-15-41             4.38       350,000                    338,255
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
     04-15-42             4.94     1,000,000                    945,185
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42             5.09       325,000                    317,542
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
     10-15-44             5.20       425,000                    411,138
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
     03-15-45             5.58       300,000                    297,622
Total                                                        28,029,894

MORTGAGE-BACKED (46.2%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36             5.73       652,664(e)                 650,462
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 7A1
     07-25-35             5.08       226,362(e)                 223,044
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36             5.99       782,973(e)                 784,314
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36             5.94       534,199(e)                 535,577
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-F Cl B1
     07-25-34             4.13       245,861(e)                 239,013
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34             6.00       187,613                    185,283
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19             4.75       238,859                    228,707

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-10 Cl 13A1
     01-25-35             5.01%     $474,616(e)                $464,629
Bear Stearns Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-12 Cl 3A1
     02-25-35             5.16       338,315(e)                 332,357
Chaseflex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35             6.50       377,040                    381,871
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18             4.75       210,895                    201,932
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35             5.50       394,812                    388,001
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35             5.50       403,267                    396,066
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35             5.50       837,963                    827,563
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35             7.50       378,459                    387,750
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36             5.50     1,004,003                    995,752
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36             6.00       780,130                    770,709
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2004-12 Cl 1M
     08-25-34             4.58       174,480(e)                 168,948
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-HYB1 Cl 6A1
     03-25-35             5.18       984,069(e)                 966,604
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35             7.00       499,304(d)                 512,345
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36             5.42       435,193(e)                 431,442

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-OA5 Cl 2A2
     04-25-46             5.26%     $944,102(e)                $944,102
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-AR5 Cl CB1
     06-25-34             4.42       172,596(e)                 166,923
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36             7.00       736,029                    745,108
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-8 Cl 7A1
     09-25-35             7.00       804,136                    813,582
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45             6.38     4,635,937(h)                  63,020
Federal Home Loan Mtge Corp #A10892
     07-01-33             6.00       219,865                    220,608
Federal Home Loan Mtge Corp #A12692
     10-01-32             6.00       245,564                    246,464
Federal Home Loan Mtge Corp #A13092
     09-01-33             5.00     1,305,343                  1,238,621
Federal Home Loan Mtge Corp #A13854
     09-01-33             6.00       294,335                    294,874
Federal Home Loan Mtge Corp #A28602
     11-01-34             6.50     1,137,400                  1,156,810
Federal Home Loan Mtge Corp #B11835
     01-01-19             5.50     1,158,755                  1,149,546
Federal Home Loan Mtge Corp #C77372
     03-01-33             6.00       426,407                    426,547
Federal Home Loan Mtge Corp #C90613
     01-01-23             5.00       184,524                    176,932
Federal Home Loan Mtge Corp #D96300
     10-01-23             5.50       391,202                    383,716
Federal Home Loan Mtge Corp #E74288
     12-01-13             6.00       291,821                    294,588
Federal Home Loan Mtge Corp #E96903
     05-01-18             5.50       530,986                    529,088
Federal Home Loan Mtge Corp #E96941
     06-01-18             4.50       170,538                    162,610
Federal Home Loan Mtge Corp #E99684
     10-01-18             5.00       347,043                    338,202
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
     01-15-18             6.50       246,790                    252,409
     02-15-33             5.50       194,271                    194,770
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
     07-15-17             7.51       320,986(h)                  39,051
     10-15-22            14.56       292,507(h)                  15,636

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 - RIVERSOURCE LIMITED DURATION BOND FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
     05-01-21             5.50%   $1,000,000(b)                $992,500
     05-01-21             6.00     1,000,000(b)               1,012,500
     05-01-36             5.50     4,500,000(b)               4,369,220
     05-01-36             6.00     2,110,000(b)               2,100,107
     05-01-36             6.50     8,500,000(b)               8,643,437
Federal Natl Mtge Assn #252440
     05-01-29             7.00       573,146                    590,385
Federal Natl Mtge Assn #254684
     03-01-18             5.00     1,658,451                  1,617,981
Federal Natl Mtge Assn #254906
     10-01-18             4.50       808,019                    771,121
Federal Natl Mtge Assn #254916
     09-01-23             5.50       359,948                    353,025
Federal Natl Mtge Assn #255408
     09-01-24             5.50     1,258,200                  1,233,085
Federal Natl Mtge Assn #255788
     06-01-15             5.50       854,616                    851,063
Federal Natl Mtge Assn #440730
     12-01-28             6.00       245,085                    245,935
Federal Natl Mtge Assn #493945
     04-01-29             6.50       189,151                    193,359
Federal Natl Mtge Assn #518159
     09-01-14             7.00       613,869                    631,715
Federal Natl Mtge Assn #545216
     03-01-09             5.86       249,175                    250,335
Federal Natl Mtge Assn #545869
     07-01-32             6.50       103,896                    106,272
Federal Natl Mtge Assn #555340
     04-01-33             5.50       558,719                    545,010
Federal Natl Mtge Assn #555734
     07-01-23             5.00       149,237                    143,140
Federal Natl Mtge Assn #555740
     08-01-18             4.50       205,075                    195,654
Federal Natl Mtge Assn #555794
     09-01-28             7.50       116,952                    121,791
Federal Natl Mtge Assn #582154
     05-01-31             6.50       177,246                    180,924
Federal Natl Mtge Assn #597374
     09-01-31             7.00       143,586                    149,118
Federal Natl Mtge Assn #611831
     02-01-31             7.50        83,913                     87,458
Federal Natl Mtge Assn #643381
     06-01-17             6.00       305,959                    310,005
Federal Natl Mtge Assn #646147
     06-01-32             7.00       905,457                    938,867
Federal Natl Mtge Assn #649876
     08-01-32             6.50       110,951                    113,886
Federal Natl Mtge Assn #650009
     09-01-31             7.50       251,691                    262,325
Federal Natl Mtge Assn #654208
     10-01-32             6.50       303,537                    309,520
Federal Natl Mtge Assn #655679
     08-01-32             6.50       191,152                    194,920
Federal Natl Mtge Assn #661815
     10-01-32             6.00       190,228                    190,336

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #662061
     09-01-32             6.50%   $1,230,978                 $1,255,244
Federal Natl Mtge Assn #677089
     01-01-33             5.50       938,352                    914,134
Federal Natl Mtge Assn #678028
     09-01-17             6.00       192,127                    194,668
Federal Natl Mtge Assn #683100
     02-01-18             5.50       287,263                    285,602
Federal Natl Mtge Assn #683116
     02-01-33             6.00       717,023                    715,514
Federal Natl Mtge Assn #689026
     05-01-33             5.50     1,619,375                  1,578,455
Federal Natl Mtge Assn #689093
     07-01-28             5.50       149,655                    146,096
Federal Natl Mtge Assn #704610
     06-01-33             5.50     1,371,144                  1,335,321
Federal Natl Mtge Assn #708959
     06-01-18             4.50       732,563                    699,111
Federal Natl Mtge Assn #709093
     06-01-33             6.00       228,361                    227,725
Federal Natl Mtge Assn #709901
     06-01-18             5.00       773,769                    755,252
Federal Natl Mtge Assn #710780
     05-01-33             6.00       608,276                    606,581
Federal Natl Mtge Assn #711224
     06-01-33             5.50       108,421                    105,589
Federal Natl Mtge Assn #711501
     05-01-33             5.50       202,127                    197,227
Federal Natl Mtge Assn #711503
     06-01-33             5.50       174,439                    170,552
Federal Natl Mtge Assn #712057
     07-01-18             4.50       190,303                    181,613
Federal Natl Mtge Assn #720006
     07-01-33             5.50       122,418                    119,219
Federal Natl Mtge Assn #720378
     06-01-18             4.50       236,329                    225,537
Federal Natl Mtge Assn #724867
     06-01-18             5.00       330,392                    322,502
Federal Natl Mtge Assn #725232
     03-01-34             5.00     1,446,606                  1,373,393
Federal Natl Mtge Assn #725425
     04-01-34             5.50     1,667,664                  1,625,767
Federal Natl Mtge Assn #725431
     08-01-15             5.50       319,417                    317,571
Federal Natl Mtge Assn #725684
     05-01-18             6.00       507,385                    513,946
Federal Natl Mtge Assn #725719
     07-01-33             4.84       309,248(e)                 301,071
Federal Natl Mtge Assn #725737
     08-01-34             4.53       310,871(e)                 307,796
Federal Natl Mtge Assn #726940
     08-01-23             5.50       207,559                    203,285
Federal Natl Mtge Assn #735057
     01-01-19             4.50       175,945                    167,910
Federal Natl Mtge Assn #743347
     10-01-33             6.00       185,591                    185,669

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743579
     11-01-33             5.50%     $876,933                   $854,022
Federal Natl Mtge Assn #747339
     10-01-23             5.50       556,709                    545,149
Federal Natl Mtge Assn #753074
     12-01-28             5.50       258,526                    252,379
Federal Natl Mtge Assn #755056
     12-01-23             5.50       810,880                    795,284
Federal Natl Mtge Assn #757581
     01-01-19             5.50       940,889                    934,807
Federal Natl Mtge Assn #759330
     01-01-19             6.50       567,675                    581,253
Federal Natl Mtge Assn #763754
     02-01-29             5.50       332,693                    324,608
Federal Natl Mtge Assn #765760
     02-01-19             5.00       460,139                    448,910
Federal Natl Mtge Assn #766641
     03-01-34             5.00     1,096,219                  1,039,353
Federal Natl Mtge Assn #768117
     08-01-34             5.42       199,184(e)                 197,581
Federal Natl Mtge Assn #768296
     01-01-19             6.00       900,658                    912,627
Federal Natl Mtge Assn #794958
     10-01-19             6.00       398,405                    403,609
Federal Natl Mtge Assn #811925
     04-01-35             4.93       393,894(e)                 388,731
Federal Natl Mtge Assn #815264
     05-01-35             5.25       531,342(e)                 528,072
Federal Natl Mtge Assn #821378
     05-01-35             5.03       401,856(e)                 398,748
Federal Natl Mtge Assn #829227
     08-01-35             6.00     1,846,336                  1,839,271
Federal Natl Mtge Assn #845070
     12-01-35             5.10       490,083(e)                 484,145
Federal Natl Mtge Assn #865689
     02-01-36             5.90     1,524,305(e)               1,524,320
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
     12-25-26             8.00        92,175                     97,976
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
     12-25-22             8.27       206,408(h)                  31,998
     12-25-31            10.63       350,258(h)                  65,375
     12-25-33             6.56       331,785(h)                  83,175
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA2 Cl 2A1
     04-25-35             5.40       355,433                    354,836
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
     05-25-35             5.38       369,758                    366,900
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA4 Cl B1
     06-25-35             5.37       319,502                    325,064

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
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


BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #567717
     06-15-32             7.50%      $31,358                    $32,892
Govt Natl Mtge Assn #604708
     10-15-33             5.50       319,109                    313,394
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36             5.25       718,802(e)                 718,746
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
     06-19-36             6.40       300,000(e)                 301,406
Harborview Mtge Loan Trust
   Series 2005-12 Cl 2A11
     10-19-35             5.89       627,973(e)                 643,813
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35             4.50    10,335,935(h)                 109,819
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
     04-25-35             5.32       204,992(e)                 202,945
Master Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     07-25-34             4.40       221,100(e)                 216,521
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19             5.00       413,185                    404,017
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34             6.00       235,257                    234,273
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19             5.00       233,194                    227,691
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19             5.00       331,315                    323,592
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
     04-25-35             5.50       800,000                    758,256
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36             6.00       518,860                    513,060

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MORTGAGE-BACKED (CONT.)
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
     02-25-36             6.19%     $755,435                   $758,238
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     05-25-34             4.59       198,982(e)                 192,955
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33             5.50       682,129                    657,301
TBW Mtge Backed Pass Through Ctfs
   Series
     07-25-36             7.00       800,000(b)                 814,500
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33             4.07       475,000(e)                 458,572
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19             4.50       175,461                    166,667
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45             5.15       348,911(e)                 349,145
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR8 Cl 2AB1
     07-25-45             5.21     1,064,818(e)               1,065,598
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35             5.00     1,989,814                  1,884,751
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35             5.50       790,085                    762,679
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR1 Cl 1A1
     02-25-35             4.55       595,094(e)                 582,264
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR16 Cl 6A3
     10-25-35             5.00       460,966(e)                 451,203
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR4 Cl B1
     04-25-35             4.57       223,630(e)                 213,808
Total                                                        89,799,219

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

BANKING (0.6%)
Banknorth Group
   Sr Nts
     05-01-08             3.75%     $310,000                   $301,165
Sovereign Bank
   Sub Nts
     03-15-13             5.13       250,000                    238,236
Washington Mutual Bank
   Sub Nts
     08-15-14             5.65       715,000                    696,896
Total                                                         1,236,297

DIVERSIFIED MANUFACTURING (0.4%)
Tyco Intl Group
     02-15-11             6.75       685,000(c)                 712,634

ELECTRIC (0.9%)
Arizona Public Service
     05-15-15             4.65       545,000                    486,563
Metropolitan Edison
   Sr Nts
     03-15-10             4.45       140,000                    133,845
Ohio Edison
     06-15-09             5.65       480,000(d)                 479,453
PacifiCorp
   1st Mtge
     08-15-14             4.95       240,000                    227,482
PSI Energy
     09-15-13             5.00       180,000                    170,303
Tampa Electric
     06-15-12             6.88       275,000                    289,599
Total                                                         1,787,245

FOOD AND BEVERAGE (1.8%)
Cadbury Schweppes US Finance LLC
     10-01-08             3.88     1,150,000(d)               1,107,504
Kraft Foods
     06-01-12             6.25     1,455,000(j)               1,492,328
Kraft Foods
   Sr Unsecured
     11-01-11             5.63       800,000                    797,200
Total                                                         3,397,032

GAS PIPELINES (0.1%)
Southern Star Central Gas Pipeline
     06-01-16             6.00       275,000(d)                 271,219

HEALTH CARE (0.4%)
Cardinal Health
     06-15-15             4.00       922,000                    796,838

MEDIA CABLE (0.6%)
Comcast
     03-15-16             5.90       675,000                    658,269
     06-15-16             4.95       505,000                    457,023
Total                                                         1,115,292

See accompanying notes to investments in securities.
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5 - RIVERSOURCE LIMITED DURATION BOND FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

MEDIA NON CABLE (0.2%)
News America
     12-15-35             6.40%     $380,000(d)                $359,148

OTHER FINANCIAL INSTITUTIONS (1.0%)
Residential Capital
   Sr Unsecured
     06-30-10             6.38     1,490,000                  1,483,678
Willis North America
     07-15-15             5.63       460,000                    440,065
Total                                                         1,923,743

PHARMACEUTICALS (0.1%)
Merck & Co
     03-01-15             4.75       195,000                    179,195

PROPERTY & Casualty (0.3%)
Marsh & McLennan Companies
   Sr Unsecured
     09-15-15             5.75       671,000                    644,147

REITS (0.1%)
Brandywine Operating Partnership LP
     04-01-16             6.00       150,000                    146,747

RESTAURANTS (0.3%)
Yum! Brands
   Sr Nts
     04-15-11             8.88       260,000                    292,065
     04-15-16             6.25       240,000                    239,987
Total                                                           532,052

RETAILERS (0.9%)
CVS
     09-15-09             4.00       570,000                    543,448
     09-15-14             4.88       400,000                    371,454
May Department Stores
     07-15-09             4.80       800,000                    783,022
Total                                                         1,697,924

BONDS (CONTINUED)

ISSUER                  COUPON      PRINCIPAL                  VALUE(a)
                         RATE        AMOUNT

TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
     11-15-15             5.90%      $65,000(d)                 $63,503
     11-01-16             6.20       170,000(b,d)               168,383
Total                                                           231,886

WIRELESS (1.0%)
Nextel Communications
   Sr Nts Series F
     03-15-14             5.95       800,000(j)                 786,699
Vodafone Group
     06-15-11             5.50     1,140,000(c)               1,127,342
Total                                                         1,914,041

WIRELINES (2.6%)
Telecom Italia Capital
     10-01-15             5.25       625,000(c)                 577,688
TELUS
     06-01-11             8.00     1,480,000(c)               1,624,611
Verizon Pennsylvania
   Series A
     11-15-11             5.65     2,975,000                  2,925,139
Total                                                         5,127,438

TOTAL BONDS
(Cost: $203,599,154)                                       $199,677,210

SHORT-TERM SECURITIES (4.2%)

ISSUER                 EFFECTIVE      AMOUNT                   VALUE(a)
                         YIELD     PAYABLE AT
                                    MATURITY

COMMERCIAL PAPER
HSBC Finance
     05-01-06             4.84%   $3,200,000                 $3,198,709
Societe Generale North America
     05-11-06             4.79     5,000,000                  4,991,361

TOTAL SHORT-TERM SECURITIES
(Cost: $8,191,165)                                           $8,190,070

TOTAL INVESTMENTS IN SECURITIES
(Cost: $211,790,319)(k)                                    $207,867,280

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
6 - RIVERSOURCE LIMITED DURATION BOND FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2006.

(b) At April 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,154,735.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2006, the value of foreign securities represented 3.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the value of these securities amounted to $5,828,469 or 3.0% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

       FGIC  --  Financial Guaranty Insurance Company
       FSA   --  Financial Security Assurance
       MBIA  --  MBIA Insurance Corporation

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2006.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2006.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

       TYPE OF SECURITY                                        NOTIONAL AMOUNT
       ------------------------------------------------------------------------
       PURCHASE CONTRACTS
       U.S. Treasury Note, June 2006, 5-year                         $1,000,000
       U.S. Treasury Note, June 2006, 10-year                         6,500,000

       SALE CONTRACTS
       U.S. Treasury Note, June 2006, 2-year                            400,000
       U.S. Treasury Bond, June 2006, 20-year                         1,500,000

(k) At April 30, 2006, the cost of securities for federal income tax purposes was approximately $211,790,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                      $    67,000
       Unrealized depreciation                                       (3,990,000)
       -------------------------------------------------------------------------
       Net unrealized depreciation                                  $(3,923,000)

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
7 - RIVERSOURCE LIMITED DURATION BOND FUND-PORTFOLIO HOLDINGS AT APRIL 30, 2006



                                                              S-6265-80 E (6/06)

ITEM 2.  CONTROL AND PROCEDURES.

(A) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           RIVERSOURCE BOND SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 28, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 28, 2006